UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut, Fourth Floor, Kansas City, Missouri	64106
(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31/04

Date of reporting period: 1/31/05

COMMERCE ASSET ALLOCATION FUND

Statement of Investments

January 31, 2005 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 98.2%
Equity – 66.9%
201,889	Commerce Value Fund – 25.0%	$4,879,668
167,951	Commerce Growth Fund – 18.6%	3,646,224
105,545	Commerce International Equity Fund – 11.1%	2,164,725
56,382	T. Rowe Price Mid-Cap Value Fund – 6.4%	1,250,551
36,950	Commerce MidCap Growth Fund – 4.9%*	967,729
6,629	PIMCO PEA Renaissance Fund – 0.9%*	169,227

		13,078,124

Fixed Income – 31.3%
328,239	Commerce Bond Fund – 31.3%	6,124,943

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)		$19,203,067

Exchange Traded Fund – 2.1%
2,031	iShares MSCI Emerging Markets Index – 2.1%	$407,784

TOTAL INVESTMENTS – 100.3%		$19,610,851
Liabilities in excess of other assets – (0.3)%		(59,765)

Net Assets – 100.0%		$19,551,086

*	Non-income producing security.

For information on the underlying Commerce mutual funds, please call our toll free Shareholder Services Line at 1-800-995-6365 or visit us on the web at www.commercefunds.com.

1

COMMERCE ASSET ALLOCATION FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce Asset Allocation Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$17,698,840

Gross unrealized gain	2,022,461
Gross unrealized loss	(110,450)

Net unrealized security gain	$1,912,011

2

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations – 32.8%
Countrywide Home Loans, Inc. Series 2002-21, Class A2
$ 137,883	5.75%		11/25/2017	$138,322
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1
2,053,350	3.82	(a)	11/19/2033	1,997,376
Federal Home Loan Mortgage Corp. PAC Series 023, Class PK
1,364,569	6.00		11/25/2023	1,409,862
Federal Home Loan Mortgage Corp. PAC Series 159, Class H
105,790	4.50		09/15/2021	105,597
Federal Home Loan Mortgage Corp. PAC Series 1614, Class MB
604,953	6.50		12/15/2009	627,183
Federal Home Loan Mortgage Corp. PAC Series 1650, Class K
880,000	6.50		01/15/2024	934,182
Federal Home Loan Mortgage Corp. PAC Series 2103, Class TE
1,443,000	6.00		12/15/2028	1,494,000
Federal Home Loan Mortgage Corp. PAC Series 2109, Class PE
995,000	6.00		12/15/2028	1,033,683
Federal Home Loan Mortgage Corp. PAC Series 2131, Class PE
652,779	6.00		04/15/2026	664,698
Federal Home Loan Mortgage Corp. PAC Series 2178, Class PB
5,031,460	7.00		08/15/2029	5,268,000
Federal Home Loan Mortgage Corp. PAC Series 2389, Class CD
431,330	6.00		03/15/2016	442,302
Federal Home Loan Mortgage Corp. PAC Series 2520, Class NL
10,595	4.50		09/15/2022	10,583
Federal Home Loan Mortgage Corp. PAC Series 2594, Class OR
765,071	4.25		06/15/2032	755,669
Federal Home Loan Mortgage Corp. REMIC PAC Series 041, Class F
332,077	10.00		05/15/2020	332,106
Federal Home Loan Mortgage Corp. REMIC PAC Series 1351, Class TE
1,311,556	7.00		08/15/2022	1,349,052
Federal Home Loan Mortgage Corp. REMIC PAC Series 1607, Class G
1,115,540	6.00		08/15/2013	1,141,419
Federal Home Loan Mortgage Corp. REMIC PAC Series 1611, Class IA
219,150	6.50		02/15/2023	219,856
Federal Home Loan Mortgage Corp. REMIC PAC Series 1673, Class H
106,880	6.00		11/15/2022	108,865
Federal Home Loan Mortgage Corp. REMIC PAC Series 2022, Class PE
339,298	6.50		01/15/2028	351,776
Federal Home Loan Mortgage Corp. REMIC PAC Series 2061, Class TA
2,060,450	5.25		10/15/2027	2,069,887
Federal Home Loan Mortgage Corp. REMIC PAC Series 2161, Class PG
707,117	6.00		04/15/2028	718,201
Federal Home Loan Mortgage Corp. REMIC PAC Series 2345, Class PQ
220,000	6.50		08/15/2016	229,812
Federal Home Loan Mortgage Corp. REMIC PAC Series 2439, Class LG
2,375,000	6.00		09/15/2030	2,426,007
Federal Home Loan Mortgage Corp. REMIC PAC Series 2498, Class NE
119,470	6.00		11/15/2028	120,340

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Federal Home Loan Mortgage Corp. REMIC Series 1163, Class JA
$ 130,753	7.00%	11/15/2021	$130,598
Federal Home Loan Mortgage Corp. REMIC Series 2591, Class QY
382,507	5.00	05/15/2014	386,195
Federal Home Loan Mortgage Corp. Series 031, Class EA Principal-Only Stripped Security(b)
1,503,877	0.00	04/25/2024	1,429,637
Federal Home Loan Mortgage Corp. Series 2515, Class KA
609,410	5.00	02/15/2016	617,588
Federal Home Loan Mortgage Corp. Series 2584, Class LX
308,814	5.50	12/15/2013	320,166
Federal Home Loan Mortgage Corp. Series 2782, Class MC
2,881,274	4.50	01/15/2011	2,903,697
Federal Home Loan Mortgage Corp. Series T-58, Class 1A3
2,000,000	4.39	11/25/2038	1,998,570
Federal National Mortgage Association PAC Series 1992-129, Class L
739,494	6.00	07/25/2022	766,558
Federal National Mortgage Association PAC Series 1993-225, Class UB
1,645,172	6.50	12/25/2023	1,701,483
Federal National Mortgage Association PAC Series 2001-76, Class UC
1,000,000	5.50	11/25/2015	1,022,966
Federal National Mortgage Association PAC Series 2002-56, Class UC
1,200,000	5.50	09/25/2017	1,239,545
Federal National Mortgage Association PAC Series 2003-029, Class QH
2,553,872	2.50	06/25/2010	2,542,190
Federal National Mortgage Association PAC Series 2003-117, Class KB
556,000	6.00	12/25/2033	585,185
Federal National Mortgage Association REMIC PAC Series 1991-94, Class E Principal-Only Stripped Security(b)
225,495	0.00	07/25/2021	218,500
Federal National Mortgage Association REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
319,458	0.00	10/25/2022	300,274
Federal National Mortgage Association REMIC PAC Series 1998-36, Class J
436,875	6.00	07/18/2028	446,091
Federal National Mortgage Association REMIC PAC Series 2001-71, Class MB
891,000	6.00	12/25/2016	931,461
Federal National Mortgage Association REMIC PAC Series 2003-14, Class AP
2,416,858	4.00	03/25/2033	2,400,473
Federal National Mortgage Association REMIC Series 1991-137, Class H
424,302	7.00	10/25/2021	448,458
Federal National Mortgage Association REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
135,191	0.00	06/25/2022	120,828
Federal National Mortgage Association REMIC Series 1992-1, Class E
22,476	7.50	01/25/2007	23,056
Federal National Mortgage Association REMIC Series 1993-140, Class J
1,100,000	6.65	06/25/2013	1,143,917

3

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMIC Series 1993-182, Class FA
$ 107,316	3.60	%(a)	09/25/2023	$107,538
Federal National Mortgage Association REMIC Series 1993-183, Class K
500,000	6.50		07/25/2023	515,602
Federal National Mortgage Association REMIC Series 1999-9, Class PD
180,318	6.00		05/25/2017	180,870
Federal National Mortgage Association REMIC Series 2001-04, Class D
235,344	6.50		04/25/2028	235,354
Federal National Mortgage Association REMIC Series 2001-20, Class VB
442,370	6.00		09/25/2017	446,051
Federal National Mortgage Association REMIC Series 2002-71, Class PC
825,446	5.50		12/25/2026	834,081
Federal National Mortgage Association Series 2000-M2, Class C
1,600,000	7.03	(a)	07/17/2022	1,793,155
Federal National Mortgage Association Series 2003-W6, Class 3A
1,475,669	6.50		09/25/2042	1,540,230
Government National Mortgage Association REMIC PAC Series 2001-6, Class PM
604,117	6.50		06/16/2030	617,684
Government National Mortgage Association REMIC Series 2001-60, Class AC
142,603	6.00		05/20/2029	143,221
Government National Mortgage Association Series 1998-12, Class EB
687,093	6.50		05/20/2028	702,703
Government National Mortgage Association Series 2001-53, Class F
247,408	2.85	(a)	10/20/2031	248,223
Government National Mortgage Association Series 2002-28, Class A
3,793,160	4.78		02/16/2018	3,873,398
Government National Mortgage Association Series 2003-88 Class AC
358,478	2.91		06/16/2018	349,848
Government National Mortgage Association Series 2004-09, Class A
1,784,922	3.36		08/16/2022	1,748,634
Government National Mortgage Association Series 2004-43 Class A
378,129	2.82		12/16/2019	367,477
Government National Mortgage Association Series 2004-45, Class A
1,470,121	4.02		12/16/2021	1,469,992
Government Natlional Mortgage Association REMIC Series 2004-51 Class A
341,078	4.15		02/16/2018	342,045
Master Asset Securitization Trust Series 2004-3, Class 5A1
610,833	6.25		01/25/2032	625,340
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
996,295	5.00		05/25/2018	1,004,776
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
150,614	6.25		12/25/2023	150,334
Vendee Mortgage Trust Series 1996-2, Class 1Z
506,096	6.75		06/15/2026	532,600
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
1,000,000	5.75		12/25/2032	1,027,109

Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
$ 641,674	5.00%		06/25/2018	$ 647,289

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$65,129,768

Mortgage-Backed Pass-Through Obligations – 5.2%
Federal Home Loan Mortgage Corp.
$ 2,593	7.75%		09/01/2007	$2,655
557,224	5.50		08/01/2017	575,043
299,484	6.00		10/01/2023	310,215
Federal National Mortgage Association
25,524	8.00		12/01/2007	26,466
702,101	7.00		03/01/2009	735,504
1,230,985	4.50		11/01/2009	1,234,581
15,908	6.50		02/01/2012	16,899
755,811	6.50		09/01/2013	799,311
548,245	10.50		11/01/2015	598,996
581,258	6.00		07/01/2016	608,635
14,778	4.32	(a)	08/01/2023	15,116
5,627	9.00		07/01/2024	6,318
61,959	5.70	(a)	12/01/2028	64,261
222,368	7.00		11/01/2031	235,401
1,151,466	5.25	(a)	02/01/2033	1,161,294
1,540,622	6.00		07/01/2033	1,591,169
999,615	5.11	(a)	10/01/2034	1,018,793
Government National Mortgage Association
24,451	8.00		10/15/2016	26,634
41,975	8.00		07/15/2017	45,943
1,289	4.13	(a)	11/20/2024	1,313
2,167	4.13	(a)	12/20/2024	2,226
59,490	3.38	(a)	04/20/2026	60,039
41,408	3.75	(a)	08/20/2026	41,806
61,121	3.38	(a)	01/20/2028	61,944
1,107,471	5.50		10/15/2033	1,137,671

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$10,378,233

U.S. Government Agency Obligations – 54.3%
Federal Farm Credit Bank
$ 470,000	5.40%	05/10/2006	$482,284
4,500,000	3.00	04/15/2008	4,413,366
237,000	6.89	09/13/2010	269,860
250,000	7.00	09/01/2015	301,297
500,000	6.13	12/29/2015	566,534
Federal Home Loan Bank
1,240,000	4.96	10/07/2005	1,257,018
5,000,000	5.13	03/06/2006	5,100,315
3,000,000	2.25	05/15/2006	2,960,892
260,000	7.01	06/14/2006	273,004
1,815,000	1.88	06/15/2006	1,780,234
7,000,000	5.25	08/15/2006	7,196,777
425,000	2.88	02/15/2007	419,906
735,000	5.38	02/15/2007	762,046
525,000	3.50	09/12/2007	523,497
125,000	5.88	11/15/2007	132,293
115,000	6.02	01/09/2008	122,407
50,000	5.97	03/25/2008	53,303
1,000,000	6.00	06/11/2008	1,071,206
5,000,000	2.63	07/15/2008	4,820,570
250,000	5.37	12/11/2008	263,845

4

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
$ 3,000,000	5.59%	02/03/2009	$3,194,769
125,000	5.90	03/26/2009	134,807
35,000	5.99	04/09/2009	37,886
Federal Home Loan Mortgage Corp.
1,100,000	2.13	11/15/2005	1,092,041
220,000	5.95	01/19/2006	225,698
8,000,000	5.50	07/15/2006	8,244,840
12,250,000	2.75	08/15/2006	12,140,791
2,500,000	2.88	12/15/2006	2,475,042
200,000	5.75	04/15/2008	212,332
4,600,000	3.63	09/15/2008	4,577,161
5,250,000	5.13	07/15/2012	5,519,677
1,263,815	6.00	01/01/2019	1,319,896
1,109,121	6.00	05/01/2019	1,158,338
Federal National Mortgage Association
215,000	7.88	02/24/2005	215,718
500,000	7.65	03/10/2005	502,714
5,750,000	6.00	12/15/2005	5,891,312
5,000,000	5.25	06/15/2006	5,129,160
13,000,000	4.38	10/15/2006	13,209,300
5,500,000	7.25	01/15/2010	6,285,054
3,000,000	6.13	03/15/2012	3,332,991
Tennessee Valley Authority 1995 Series A
436,000	6.38	06/15/2005	441,587

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$108,111,768

U.S. Treasury Obligations — 7.0%
United States Treasury Notes
$ 5,600,000	3.50%	08/15/2009	$5,566,310
4,750,000	3.38	10/15/2009	4,687,656
2,000,000	3.50	12/15/2009	1,983,204
1,750,000	3.63	01/15/2010	1,744,395

TOTAL U.S. TREASURY OBLIGATIONS			$13,981,565

Repurchase Agreement – 0.3%
State Street Bank & Trust Co.(c)
$ 581,000	2.25%	02/01/2005	$581,000
Maturity Value: $581,036

TOTAL INVESTMENTS – 99.6%
(Cost $201,076,923)			$198,182,334
Other assets in excess of liabilities – 0.4%			823,821

Net Assets – 100.0%			$199,006,155

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Repurchase agreement was entered into on January 31, 2005. This aggrement was fully collateralized by $545,000 U.S. Treasury Bond, 5.25% due 11/15/2028 with a market value of $594,345.

Investment Abbreviations:
MSC—Mortgage Securities Corp
PAC—Planned Amortization Class

REMIC—Real Estate Mortgage Investment Conduit

5

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce Short-Term Government Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$201,181,206

Gross unrealized gain	948,886
Gross unrealized loss	(3,947,758)

Net unrealized security loss	$(2,998,872)

6

COMMERCE BOND FUND

Statement of Investments

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.4%
Auto – 1.3%
Distribution Financial Services Trust Series 1999-3, Class A6
$5,000,000	6.88%	11/15/2016	$5,091,013
WFS Financial Owner Trust Series 2004-F1, Class A3
2,500,000	2.19	06/20/2008	2,466,834

			7,557,847

Commercial – 3.4%
Asset Securitization Corp. Series 1995-MD4, Class A1
2,410,238	7.10	08/13/2029	2,479,068
Asset Securitization Corp. Series 1997-D4, Class AIE
4,100,000	7.53	04/14/2029	4,473,287
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,600,000	6.21	10/15/2035	7,061,743
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.46	03/15/2031	6,166,117

			20,180,215

Credit Card – 0.6%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.90	12/12/2016	3,682,114

Home Equity – 3.7%
Cityscape Home Loan Trust Series 1997-4, Class A5
1,227,421	7.51	10/25/2018	1,225,251
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
1,314,910	7.68	12/25/2029	1,342,441
Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
66,990	7.28	01/15/2029	67,105
Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class M1
874,918	7.36	11/20/2029	873,652
Residential Asset Securities Corp. Series 1999-KS1, Class AI8
1,865,861	6.32	04/25/2030	1,885,941
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
8,915,845	8.35	03/25/2025	9,104,576
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
7,845,355	7.98	09/25/2030	8,050,787

			22,549,753

Manufactured Housing – 4.4%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
2,981,549	7.60	03/15/2027	3,053,645
Green Tree Financial Corp. Series 1993-4, Class A5
8,779,079	7.05	01/15/2019	9,299,856
Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.65	09/15/2026	2,160,115
Green Tree Financial Corp. Series 1996-4, Class A7
4,093,408	7.90	06/15/2027	4,482,078
Green Tree Financial Corp. Series 1998-3, Class A5
802,120	6.22	03/01/2030	834,131
Green Tree Financial Corp. Series 1998-3, Class A6
949,261	6.76	03/01/2030	1,009,922
Green Tree Financial Corp. Series 1999-1, Class M1
3,750,000	6.56	11/01/2028	1,350,000

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1999-1, Class M2
$1,500,000	7.34%	11/01/2028	$367,500
Indymac Manufactured Housing Contract Series 1997-1, Class A3
1,264,912	6.61	02/25/2028	1,279,778
Indymac Manufactured Housing Contract Series 1997-1, Class A4
903,508	6.75	02/25/2028	917,172
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
1,735,601	7.13	05/15/2027	1,793,897

			26,548,094

TOTAL ASSET-BACKED SECURITIES			$80,518,023

Municipal Bond Obligations – 0.4%
Multnomah County OR School District 1J Portland GO Bonds Refunding Taxable
$ 785,000	5.17%	06/15/2011	$791,516
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series A
1,000,000	5.20	03/01/2014	1,026,890
Providence RI GO Bonds Refunding Taxable Series B
710,000	4.96	07/15/2014	718,534

TOTAL MUNICIPAL BOND OBLIGATIONS			$2,536,940

Collateralized Mortgage Obligations – 16.4%
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
$4,245,571	5.25%	09/25/2019	$4,231,155
Federal Home Loan Mortgage Corp. FGIC PAC Series 2430, Class UD
10,579,800	6.00	03/15/2017	11,210,191
Federal Home Loan Mortgage Corp. PAC Series 2110, Class PG
4,500,000	6.00	01/15/2029	4,692,215
Federal Home Loan Mortgage Corp. PAC Series 2633, Class PC
6,000,000	4.50	07/15/2015	6,015,728
Federal Home Loan Mortgage Corp. REMIC PAC Series 1579, Class PM
2,007,648	6.70	09/15/2023	2,087,270
Federal Home Loan Mortgage Corp. Series 2524, Class WC
1,950,000	6.00	11/15/2028	1,997,762
Federal Home Loan Mortgage Corp. Series 2677, Class BC
800,000	4.00	09/15/2018	720,066
Federal Home Loan Mortgage Corp. Series 2760, Class EC
4,050,000	4.50	04/15/2017	4,020,658
Federal Home Loan Mortgage Corp. Series T-58, Class 1A3
3,000,000	4.39	11/25/2038	2,997,856
Federal National Mortgage Association FNIC PAC Series 2001-45, Class WG
3,600,000	6.50	09/25/2031	3,782,278
Federal National Mortgage Association PAC Series 2001-76, Class UC
10,000,000	5.50	11/25/2015	10,229,660
Federal National Mortgage Association PAC Series 2003-117, Class KB
3,000,000	6.00	12/25/2033	3,157,474

7

COMMERCE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMIC PAC Series 2003-14, Class AP
$1,797,538	4.00%		03/25/2033	$1,785,352
Federal National Mortgage Association REMIC Series 1992-1, Class E
157,329	7.50		01/25/2007	161,395
Federal National Mortgage Association Series 2000-M2, Class C
4,600,000	7.03	(a)	07/17/2022	5,155,319
Federal National Mortgage Association Series 2002-73, Class OE
3,404,000	5.00		11/25/2017	3,451,289
Federal National Mortgage Association Series 2002-82, Class XE
2,660,000	5.00		12/25/2017	2,694,800
Federal National Mortgage Association Series 2003-86, Class OC
5,270,000	5.00		09/25/2026	5,375,108
Government National Mortgage Association Series 1998-12, Class EB
2,748,373	6.50		05/20/2028	2,810,812
Government National Mortgage Association Series 2004-09, Class A
3,986,952	3.36		08/16/2022	3,905,897
Government National Mortgage Association Series 2004-45, Class A
2,940,241	4.02		12/16/2021	2,939,984
Master Asset Securitization Trust Series 2004-3, Class 5A1
1,284,495	6.25		01/25/2032	1,315,002
Residential Asset Securitization Trust Series 2004-IP1, Class A1
2,424,505	3.95	(a)	01/25/2034	2,367,944
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
5,451,724	6.00		05/25/2033	5,553,425
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
2,564,748	5.00		05/25/2018	2,586,582
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
3,564,855	5.00		06/25/2018	3,596,048

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$98,841,270

Commercial Mortgages – 1.4%
Government National Mortgage Association Series 2001-12, Class B
$1,447,000	6.16	%(a)	06/16/2021	$1,545,899
Government National Mortgage Association Series 2002-62, Class B
1,641,000	4.76		01/16/2025	1,673,232
Government National Mortgage Association Series 2004-60, Class C
5,000,000	5.24	(a)	03/16/2028	5,195,721

TOTAL COMMERCIAL MORTGAGES				$8,414,852

Corporate Obligations – 26.9%
Aerospace/Defense – 0.3%
Lockheed Martin Corp.
$1,120,000	8.50%		12/01/2029	$1,562,248

Cable TV – 0.3%
Comcast Corp.
1,600,000	6.50		01/15/2015	1,784,427

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Non-Durables – 0.2%
The Clorox Co. (b)
$1,000,000	4.20%		01/15/2010	$1,001,664

Electric – 0.6%
Duke Energy Corp.
1,525,000	5.30		10/01/2015	1,578,415
Exelon Generation Co. LLC
2,166,000	5.35		01/15/2014	2,233,661

				3,812,076

Financial – 11.6%
Allstate Financial Global Funding(b)
2,400,000	6.15		02/01/2006	2,464,718
American General Finance Corp. MTN Series H
3,000,000	4.50		11/15/2007	3,046,515
Bank One Corp.
1,000,000	9.88		03/01/2019	1,320,585
Bear Stearns Companies, Inc.
4,500,000	4.00		01/31/2008	4,512,726
Caterpillar Financial Services Corp. MTN Series F
1,500,000	2.65		01/30/2006	1,489,154
Equitable Life Assurance Society of the United States(b)
5,900,000	7.70		12/01/2015	7,036,352
Ford Motor Credit Co.
3,250,000	5.80		01/12/2009	3,274,973
General Electric Capital Corp. MTN Series A
3,000,000	5.00		06/15/2007	3,085,047
4,325,000	5.88		02/15/2012	4,676,726
General Motors Acceptance Corp.
1,750,000	6.63		10/15/2005	1,782,566
1,900,000	5.63		05/15/2009	1,857,615
John Deere Capital Corp.
3,000,000	3.63		05/25/2007	2,987,394
Metropolitan Life Insurance Co.(b)
6,000,000	7.70		11/01/2015	7,170,696
Morgan Stanley
900,000	6.75		04/15/2011	1,010,673
1,720,000	5.30		03/01/2013	1,783,208
Morgan Stanley Traded Custody Receipts(b)
5,166,000	7.72	(a)	03/01/2032	6,364,305
PNC Bank, N.A.
8,250,000	7.88		04/15/2005	8,330,850
Reed Elsevier Capital, Inc.
1,800,000	6.75		08/01/2011	2,024,356
SLM Corp. MTN
2,443,000	4.00		01/15/2009	2,439,743
Wells Fargo & Co.
3,480,000	3.13		04/01/2009	3,363,441

				70,021,643

Forestry – 0.1%
Weyerhaeuser Co.
457,000	6.75		03/15/2012	518,085

Industrial – 3.7%
Campbell Soup Co.
2,600,000	8.88		05/01/2021	3,610,659
Deluxe Corp.
1,300,000	5.00		12/15/2012	1,273,531

8

COMMERCE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Industrial – (continued)
Receipts on Corporate Securities Trust CHR-1998-1
$5,749,797	6.50%	08/01/2018	$5,939,310
Receipts on Corporate Securities Trust NSC-1998-1
3,273,140	6.38	05/15/2017	3,470,969
Ryder System, Inc.
4,000,000	6.60	11/15/2005	4,094,280
Service Master Co.
2,661,000	7.10	03/01/2018	3,009,618
Waste Management, Inc.
560,000	7.65	03/15/2011	644,485

			22,042,852

Multimedia – 0.4%
AOL Time Warner
495,000	6.13	04/15/2006	509,991
1,600,000	6.75	04/15/2011	1,792,382

			2,302,373

Oil & Gas – 1.6%
Apache Finance Property Ltd.
4,500,000	7.00	03/15/2009	5,056,502
Occidental Petroleum Corp.
2,925,000	7.38	11/15/2008	3,261,653
Tosco Corp.
1,258,000	7.25	01/01/2007	1,334,153

			9,652,308

Oil-Field Services – 0.1%
Halliburton Co.
620,000	5.50	10/15/2010	654,259

Real Estate – 2.3%
Archstone Communities Trust
3,000,000	8.20	07/03/2005	3,060,600
EOP Operating LP
3,300,000	7.75	11/15/2007	3,618,582
Simon Debartolo Group LP
5,000,000	6.75	06/15/2005	5,064,090
Speiker Properties LP
1,600,000	7.35	12/01/2017	1,871,302

			13,614,574

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.13	10/15/2019	2,026,398

Utilities – 2.1%
GTE Corp.
11,310,000	6.84	04/15/2018	12,736,078

Yankee – 3.3%
BHP Billiton Finance USA Ltd.
2,044,000	4.80	04/15/2013	2,079,807
Deutsche Telekom International Finance BV
1,335,000	8.50	06/15/2010	1,584,461
France Telecom SA
1,286,000	8.50	03/01/2011	1,534,636
Hanson Overseas BV
5,000,000	6.75	09/15/2005	5,097,840

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Yankee – (continued)
Swiss Bank Corp.
$ 8,000,000	7.38%	06/15/2017	$9,695,040

			19,991,784

TOTAL CORPORATE OBLIGATIONS			$161,720,769

Foreign Debt Obligation – 0.1%
Sovereign – 0.1%
Republic of Poland
$ 592,000	5.25%	01/15/2014	$617,456

Mortgage-Backed Pass-Through Obligations – 15.6%
Federal Home Loan Mortgage Corp.
$ 294,412	6.00%	12/01/2013	$306,641
388,978	8.50	02/01/2019	428,415
548,694	8.50	03/01/2021	605,681
2,802,893	7.00	05/01/2026	2,974,118
422,274	7.00	10/01/2030	447,044
376,876	7.50	12/01/2030	404,779
747,285	7.50	01/01/2031	802,613
1,523,648	7.00	08/01/2031	1,612,625
8,789,462	5.00	05/01/2033	8,798,799
7,534,006	5.50	06/01/2033	7,689,251
4,107,302	2.72	05/01/2034	4,026,900
Federal National Mortgage Association
939,060	5.50	01/01/2009	968,048
677,615	7.00	07/01/2009	714,524
112,207	6.50	02/01/2012	119,199
360,245	6.00	12/01/2013	368,078
211,128	6.50	07/01/2014	222,420
459,414	9.00	11/01/2021	509,528
91,798	6.50	08/01/2024	96,459
166,346	6.50	09/01/2024	174,792
154,489	9.00	02/01/2025	171,973
93,841	6.50	03/01/2026	98,459
289,382	8.00	07/01/2028	315,250
571,416	6.50	10/01/2028	598,857
185,501	7.00	10/01/2028	196,660
523,551	5.70	12/01/2028	543,009
63,976	6.50	01/01/2029	67,048
293,445	6.00	07/01/2029	303,138
514,146	7.50	09/01/2029	551,088
379,277	7.00	03/01/2031	401,615
245,749	7.50	03/01/2031	263,315
733,814	7.00	11/01/2031	776,822
1,876,225	7.00	01/01/2032	1,986,187
4,138,663	6.00	12/01/2032	4,274,449
6,021,799	5.00	02/01/2033	6,022,480
11,780,845	5.50	03/01/2033	12,011,276
3,980,467	5.00	07/01/2033	3,980,917
13,400,971	4.50	08/01/2033	13,103,810
4,716,996	5.00	02/01/2034	4,708,763
2,143,747	5.11	10/01/2034	2,184,875

9

COMMERCE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
Government National Mortgage Association
$ 826,344	8.00%	02/15/2022	$ 904,212
339,491	7.50	08/20/2025	364,060
1,258,881	7.50	07/20/2026	1,348,990
2,226,183	6.50	04/15/2031	2,345,710
2,348,476	6.50	05/15/2031	2,474,570
2,214,942	5.50	10/15/2033	2,275,342

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS			$ 93,542,789

U.S. Government Agency Obligations – 16.7%
Federal Agricultural Mortgage Corp. MTN
$ 542,000	6.68%	06/10/2014	$ 633,011
Federal Home Loan Bank
10,000,000	5.13	03/06/2006	10,200,630
18,755,000	2.75	11/15/2006	18,536,654
7,210,000	4.88	11/15/2006	7,389,572
7,000,000	5.59	02/03/2009	7,454,461
2,270,000	5.58	02/17/2009	2,417,209
4,150,000	5.38	08/15/2024	4,336,879
3,025,000	7.13	02/15/2030	3,937,204
Federal Home Loan Mortgage Corp.
15,000,000	2.75	08/15/2006	14,866,275
Federal National Mortgage Association
1,300,000	5.08	06/24/2018	1,277,504
8,900,000	7.13	01/15/2030	11,579,274
11,545,000	6.63	11/15/2030	14,246,034
Tennessee Valley Authority
1,981,000	6.75	11/01/2025	2,443,175
1,000,000	7.13	05/01/2030	1,308,103

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$100,625,985

U.S. Treasury Obligations – 3.3%
United States Treasury Bonds
$ 400,000	8.00%	11/15/2021	$ 559,672
7,765,000	6.25	05/15/2030	9,591,592
8,650,000	5.38	02/15/2031	9,676,175

TOTAL U.S. TREASURY OBLIGATIONS			$ 19,827,439

Repurchase Agreement – 3.0%
State Street Bank & Trust Co. (c)
$18,276,000	2.25%	02/01/2005	$ 18,276,000
Maturity Value: $18,277,142

TOTAL INVESTMENTS – 97.2%			$584,921,523
Other assets in excess of liabilities – 2.8%			16,659,258

Net Assets – 100.0%			$601,580,781

(a)	Variable rate security. Coupon rate disclosed is that which is in effect at January 31, 2005.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 24,037,735, which represents approximately 4.1% of net assets as of January 31, 2005.
(c)	Repurchase agreement was entered into on January 31, 2005. This agreement was fully collateralized by $12,620,000 U.S. Treasury Bond, 9.25% due 02/15/2016 with a market value of $18,646,050.

Investment Abbreviations:
FGIC—Insured by Financial Guaranty Insurance Co.
FNIC—Financial Network Investment Corporation
GO—General Obligation
MTN—Medium-Term Note
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

10

COMMERCE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce Bond Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$573,024,240

Gross unrealized gain	20,225,282
Gross unrealized loss	(8,327,999)

Net unrealized security gain	$11,897,283

11

COMMERCE GROWTH FUND

Statement of Investments

January 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Commercial Services – 2.9%
28,700	Moody’s Corp.	$ 2,404,486
29,300	The McGraw-Hill Cos., Inc.	2,651,650

		5,056,136

Communications – 2.0%
146,400	Sprint Corp.	3,488,712

Consumer Durables – 3.3%
49,000	Lennar Corp.	2,767,030
34,700	The Black & Decker Corp.	2,859,280

		5,626,310

Consumer Non-Durables – 8.0%
42,700	Avon Products, Inc.	1,802,794
45,100	Nike, Inc.	3,907,013
44,700	PepsiCo, Inc.	2,400,390
106,100	The Procter & Gamble Co.	5,647,703

		13,757,900

Consumer Services – 5.7%
32,600	eBay, Inc.*	2,656,900
51,100	Harrah’s Entertainment, Inc.	3,231,564
36,200	Starwood Hotels & Resorts Worldwide, Inc.	2,095,618
39,500	Yum! Brands, Inc.	1,830,825

		9,814,907

Distribution Services – 2.4%
26,700	CDW Corp.	1,561,950
42,500	W.W. Grainger, Inc.	2,601,425

		4,163,375

Electronic Technology – 12.9%
70,500	Cisco Systems, Inc.*	1,271,820
136,700	Dell, Inc.*	5,708,592
77,800	Intel Corp.	1,746,610
66,200	Jabil Circuit, Inc.*	1,560,334
47,200	L-3 Communications Holdings, Inc.	3,370,552
10,600	Lexmark International, Inc.*	883,510
84,400	Motorola, Inc.	1,328,456
45,600	QUALCOMM, Inc.	1,698,144
55,200	Texas Instruments, Inc.	1,281,192
66,900	The Boeing Co.	3,385,140

		22,234,350

Finance – 10.4%
45,000	AFLAC, Inc.	1,777,950
77,500	American Express Co.	4,134,625
26,000	American International Group, Inc.	1,723,540
32,500	Franklin Resources, Inc.	2,205,450
56,000	Morgan Stanley & Co., Inc.	3,133,760
61,700	U.S. Bancorp	1,854,085
50,400	Wells Fargo & Co.	3,089,520

		17,918,930

Health Services – 5.7%
20,800	Quest Diagnostics, Inc.	1,982,240
58,800	UnitedHealth Group, Inc.	5,227,320
22,100	WellPoint, Inc.*	2,685,150

		9,894,710

Health Technology – 10.6%
17,200	Allergan, Inc.	1,306,340
49,400	Becton, Dickinson & Co.	2,798,510
52,300	Johnson & Johnson	3,383,810
28,000	Medtronic, Inc.	1,469,720

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
259,800	Pfizer, Inc.	$ 6,276,768
61,000	Stryker Corp.	2,997,540

		18,232,688

Industrial Services – 1.3%
50,500	Baker Hughes, Inc.	2,186,650

Miscellaneous – 3.8%
45,200	Biotech HOLDRs Trust	6,468,120

Non-Energy Minerals – 1.5%
46,700	Nucor Corp.	2,622,672

Producer Manufacturing – 6.7%
44,600	3M Co.	3,762,456
69,600	Danaher Corp.	3,819,648
110,200	General Electric Co.	3,981,526

		11,563,630

Retail Trade – 8.3%
47,800	Bed Bath & Beyond, Inc.*	1,925,862
25,200	Lowe’s Companies, Inc.	1,436,148
36,200	Nordstrom, Inc.	1,746,650
87,800	The Home Depot, Inc.	3,622,628
100,900	The TJX Cos., Inc.	2,526,536
58,900	Wal-Mart Stores, Inc.	3,086,360

		14,344,184

Technology Services – 11.7%
56,000	Adobe Systems, Inc.	3,186,400
23,200	Affiliated Computer Services, Inc.*	1,257,208
48,300	International Business Machines Corp.	4,512,186
64,600	Macromedia, Inc.*	2,211,904
341,600	Microsoft Corp.	8,977,248

		20,144,946

Transportation – 1.2%
20,900	FedEx Corp.	1,999,085

TOTAL COMMON STOCKS		$169,517,305

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.5%
State Street Bank & Trust Co.
$2,540,000	2.25%	02/01/2005	$2,540,000
Maturity Value: $2,540,159

TOTAL INVESTMENTS – 99.9%			$172,057,305
Other assets in excess of liabilities – 0.1%			88,505

Net Assets – 100.0%			$172,145,810

*	Non-income producing security.
(a)	Repurchase agreement was entered into on January 31, 2005. This agreement was fully collateralized by $1,945,000 U.S. Treasury Bond, 7.13% due 02/15/2023 with a market value of $2,594,877.

Investment Abbreviation: HOLDRs—Holding Company Depositary Receipts

12

COMMERCE GROWTH FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce Growth Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$153,914,778

Gross unrealized gain	26,362,587
Gross unrealized loss	(8,220,060)

Net unrealized security gain	$18,142,527

13

COMMERCE MIDCAP GROWTH FUND

Statement of Investments

January 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 100.2%
Commercial Services – 4.9%
28,810	Equifax, Inc.	$ 815,323
35,110	Harte-Hanks, Inc.	928,660
20,049	Moody’s Corp.	1,679,705
34,027	The Interpublic Group of Cos., Inc.*	444,052

		3,867,740

Communications – 1.0%
9,325	Telephone & Data Systems, Inc.	767,634

Consumer Durables – 6.4%
14,870	Fortune Brands, Inc.	1,248,783
17,060	Lennar Corp.	963,378
54,565	Mattel, Inc.	1,061,289
21,310	The Black & Decker Corp.	1,755,944

		5,029,394

Consumer Non-Durables – 3.6%
11,445	Brown-Forman Corp., Class B	551,992
12,590	Church & Dwight Co., Inc.	433,474
21,065	Coach, Inc.*	1,181,747
59,280	Del Monte Foods Co.*	668,678

		2,835,891

Consumer Services – 8.6%
28,935	GTECH Holdings Corp.	676,500
15,956	Harrah’s Entertainment, Inc.	1,009,057
19,665	Marriott International, Inc.	1,242,435
11,240	Starwood Hotels & Resorts Worldwide, Inc.	650,684
141,705	The ServiceMaster Co.	1,826,578
29,120	Yum! Brands, Inc.	1,349,712

		6,754,966

Distribution Services – 3.8%
12,425	AmerisourceBergen Corp.	724,129
15,405	CDW Corp.	901,192
21,575	W.W. Grainger, Inc.	1,320,606

		2,945,927

Electronic Technology – 17.9%
10,025	Alliant Techsystems, Inc.*	667,464
12,810	Apple Computer, Inc.*	985,089
37,930	Avaya, Inc.*	544,295
27,935	Comverse Technology, Inc.*	624,347
29,225	Harris Corp.	1,892,903
31,735	Juniper Networks, Inc.*	797,501
12,055	KLA-Tencor Corp.*	557,544
14,476	L-3 Communications Holdings, Inc.	1,033,731
8,385	Lexmark International, Inc.*	698,890
28,570	Linear Technology Corp.	1,078,232
55,975	MEMC Electronic Materials, Inc.*	688,493
33,690	NCR Corp.*	1,151,524
17,265	Network Appliance, Inc.*	549,718
47,830	Polycom, Inc.*	826,502
30,400	Rockwell Collins, Inc.	1,304,160
21,047	Thermo Electron Corp.*	630,147

		14,030,540

Energy Minerals – 1.3%
6,357	Newfield Exploration Co.*	389,049
17,130	XTO Energy, Inc.	615,138

		1,004,187

Finance – 9.1%
19,910	Commerce Bancorp, Inc.	1,145,622
62,840	Eaton Vance Corp.	1,572,885

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
25,668	Federated Investors, Inc., Class B	$ 754,126
17,115	First Horizon National Corp.	728,586
39,340	Providian Financial Corp.*	656,191
26,345	T. Rowe Price Group, Inc.	1,576,748
31,190	Waddell & Reed Financial, Inc.	682,125

		7,116,283

Health Services – 5.8%
34,825	IMS Health, Inc.	814,208
13,141	Quest Diagnostics, Inc.	1,252,337
25,271	Stericycle, Inc.*	1,299,688
9,997	WellPoint, Inc.*	1,214,636

		4,580,869

Health Technology – 12.6%
8,515	Allergan, Inc.	646,714
32,050	Biomet, Inc.	1,361,484
29,965	C. R. Bard, Inc.	2,031,627
35,425	Cephalon, Inc.*	1,742,910
11,885	Genzyme Corp.*	691,826
12,635	IDEXX Laboratories, Inc.*	732,956
7,058	Invitrogen Corp.*	484,955
13,502	St. Jude Medical, Inc.*	530,359
24,524	Varian Medical Systems, Inc.*	925,290
15,158	Waters Corp.*	743,955

		9,892,076

Industrial Services – 4.1%
21,170	Baker Hughes, Inc.	916,661
22,008	Jacobs Engineering Group, Inc.*	1,117,786
8,881	Kinder Morgan, Inc.	666,430
9,419	Smith International, Inc.*	557,605

		3,258,482

Process Industries – 3.5%
27,562	Ecolab, Inc.	927,461
15,130	Pactiv Corp.*	336,037
15,585	Praxair, Inc.	672,493
12,963	Sigma-Aldrich Corp.	814,725

		2,750,716

Producer Manufacturing – 5.7%
13,312	Dover Corp.	509,850
38,740	Graco Inc.	1,381,081
14,304	ITT Industries, Inc.	1,219,988
30,319	Pitney Bowes, Inc.	1,356,472

		4,467,391

Retail Trade – 5.2%
8,080	American Eagle Outfitters, Inc.	410,464
18,515	Bed Bath & Beyond, Inc.*	745,969
9,990	Fastenal Co.	600,699
19,108	Staples, Inc.	625,596
23,752	The TJX Cos., Inc.	594,750
17,850	Tiffany & Co.	561,026
15,195	Williams-Sonoma, Inc.*	525,747

		4,064,251

Technology Services – 6.7%
22,455	Adobe Systems, Inc.	1,277,689
20,020	Affiliated Computer Services, Inc.*	1,084,884
12,810	Autodesk, Inc.	376,230
41,609	Citrix Systems, Inc.*	892,513
30,330	Intuit, Inc.*	1,182,870

14

COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
19,704	Symantec Corp.*	$ 460,088

		5,274,274

TOTAL COMMON STOCKS		$78,640,621

TOTAL INVESTMENTS – 100.2%		$78,640,621
Liabilities in excess of other assets – (0.2)%		(121,850)

Net Assets – 100.0%		$78,518,771

*	Non-income producing security.

15

COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce MidCap Growth Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$71,588,945

Gross unrealized gain	8,500,616
Gross unrealized loss	(1,448,940)

Net unrealized security gain	$7,051,676

16

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments

January 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Britain Pound Sterling – 26.1%
230,390	Barclays PLC (Commercial Banks)	$ 2,526,063
84,086	British American Tobacco PLC (Tobacco)	1,457,368
105,403	Cadbury Schweppes PLC (Food Products)	944,194
302,414	Centrica Ordinary (Gas Utilities)	1,328,866
88,688	Diageo PLC (Beverages)	1,208,818
82,779	GlaxoSmithKline PLC (Pharmaceuticals)	1,832,381
86,862	GUS PLC (Internet & Catalog Retail)	1,577,482
191,559	Kingfisher PLC (Specialty Retail)	1,100,677
139,053	Prudential PLC (Insurance)	1,205,024
87,639	Reed Elsevier PLC (Media)	796,622
111,032	Royal Bank of Scotland Group PLC (Commercial Banks)	3,683,538
112,107	Smith & Nephew PLC (HealthCare Equipment & Supplies)	1,096,119
30,063	Smiths Group PLC (Industrial Conglomerates)	476,589
383,629	Tesco PLC (Food & Staples Retailing)	2,227,779
117,778	Tomkins PLC (Industrial Conglomerates)	600,190
11,153	Travis Perkins PLC (Specialty Retail)	405,515
140,157	Unilever PLC (Food Products)	1,330,770
1,010,493	Vodafone Group PLC (Wireless Telecommunication Services)	2,608,024
35,229	Whitbread PLC (Hotels Restaurant & Leisure)	584,701
66,329	Wolseley PLC (Trading Company & Distribution)	1,372,654
73,733	WPP Group PLC (Media)	802,180

		29,165,554

Canadian Dollar – 1.4%
19,713	Royal Bank of Canada (Commercial Banks)	1,005,205
17,390	Shoppers Drug Mart Corp.* (Food & Staples Retailing)	550,881

		1,556,086

Euro – 33.1%
France – 10.6%
58,334	AXA (Insurance)	1,417,681
32,510	BNP Paribas SA (Commercial Banks)	2,348,614
1,634	Essilor International SA (HealthCare Equipment & Supplies)	116,232
47,578	France Telecom SA (Diversified Telecommunication Services)	1,494,719
16,579	Lafarge SA (Construction Materials)	1,711,638
16,868	Sanofi-Aventis (Pharmaceuticals)	1,260,423
16,421	Total SA (Oil & Gas)	3,525,678

		11,874,985

Germany – 4.7%
38,158	Bayerische Motoren Werke (BMW) AG (Automobiles)	1,602,189
13,548	Deutsche Bank AG (Capital Markets)	1,153,806
27,800	E.ON AG (Electric Utilities)	2,493,475

		5,249,470

Ireland – 2.5%
55,359	Allied Irish Banks PLC (Commercial Banks)	1,101,764

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
61,747	CRH PLC (Construction Materials)	$ 1,638,439

		2,740,203

Italy – 3.8%
95,042	ENI SPA (Oil & Gas)	2,312,270
477,124	Telecom Italia SPA (Diversified Telecommunication Services)	1,893,137

		4,205,407

Netherlands – 6.7%
76,969	ABN AMRO Holding NV (Commercial Banks)	2,085,549
104,821	ING Groep NV (Diversified Financial Services)	3,020,818
55,263	Koninklijke (Royal) Philips Electronics NV (Household Durables)	1,446,913
72,303	Reed Elsevier NV (Media)	976,728

		7,530,008

Spain – 4.8%
241,749	Banco Santander Central Hispano SA (Commercial Banks)	2,874,486
136,764	Telefonica SA (Diversified Telecommunication Services)	2,491,921

		5,366,407

TOTAL EURO		$36,966,480

Hong Kong Dollar – 3.9%
70,000	Cheung Kong Holdings Ltd. (Real Estate)	641,671
50,500	Esprit Holdings Ltd. (Specialty Retail)	292,643
54,123	Hang Seng Bank Ltd. (Commercial Banks)	732,053
253,500	Johnson Electric Holdings Ltd. (Electrical Equipment)	242,126
242,000	Li & Fung Ltd. (Distributors)	398,682
111,000	Sun Hung Kai Properties Ltd. (Real Estate)	1,031,737
129,500	Swire Pacific Ltd. Series ‘A’ (Real Estate)	1,016,914

		4,355,826

Japanese Yen – 15.4%
68,500	Canon, Inc. (Office Electronics)	3,569,085
8,500	Fanuc Ltd. (Machinery)	573,283
40,900	Honda Motor Co. Ltd. (Automobiles)	2,142,870
10,000	Hoya Corp. (Electronic Equipment & Instruments)	1,029,525
179	JAPAN TOBACCO, Inc. (Tobacco)	1,899,846
61	Millea Holdings, Inc. (Insurance)	841,664
63	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	593,892
69,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	605,181
201	Nippon Telegraph & Telephone Corp. (Wireless Telecommunication Services)	847,520
182	NTT DoCoMo, Inc. (Diversified Telecommunication Services)	316,094
38,000	Ricoh Co. Ltd. (Office Electronics)	670,610
26,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,028,560

17

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japanese Yen – (continued)
199	Sumitomo Mitsui Financial Group (Commercial Banks)	$ 1,393,999
35,200	Takeda Chemical Industries Ltd. (Pharmaceuticals)	1,671,015

		17,183,144

Korean Won – 4.8%
12,900	Hyundai Motor Co. (Automobiles)	730,686
33,620	Korea Electric Power Corp. (Electric Utilities)	909,621
13,660	KT Corp. (Diversified Telecommunication Services)	555,041
5,500	POSCO (Metals & Mining)	998,297
4,535	Samsung Electronics Co. Ltd. (Semiconductor & Semiconductor Equipment)	2,184,745

		5,378,390

Singapore Dollar – 1.1%
138,000	United Overseas Bank Ltd. (Commercial Banks)	1,171,563

Swiss Franc – 12.2%
12,191	Nestle AG (Food Products)	3,204,644
193	Nobel Biocare Holding AG (Pharmaceuticals)	33,904
60,751	Novartis AG (Pharmaceuticals)	2,917,522
20,912	Roche Holding AG (Pharmaceuticals)	2,230,566
24,406	Swiss Re (Insurance)	1,671,756
4,886	Synthes, Inc.* (HealthCare Equipment & Supplies)	560,682
36,797	UBS AG (Capital Markets)	2,990,202

		13,609,276

United States Dollar – 0.4%
56,897	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductor & Semiconductor Equipment)	497,849

TOTAL COMMON STOCKS		$109,884,168

TOTAL INVESTMENTS – 98.4%		$109,884,168
Other assets in excess of liabilities – 1.6%		1,822,226

Net Assets – 100.0%		$111,706,394

* Non-income producing security.

Investment Abbreviations:
ADR—American Depositary Receipt

18

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce International Equity Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$86,324,493

Gross unrealized gain	24,040,448
Gross unrealized loss	(480,773)

Net unrealized security gain	$23,559,675

19

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

As a % of Net Assets
Common Stock Industry Classifications†
Automobiles	4.0%
Beverages	1.1%
Capital Markets	3.7%
Chemicals	0.9%
Commercial Banks	17.5%
Construction Materials	3.0%
Distributors	0.4%
Diversified Financial Services	2.7%
Diversified Telecommunication Services	6.0%
Electric Utilities	3.0%
Electrical Equipment	0.2%
Electronic Equipment & Instruments	0.9%
Food & Staples Retailing	2.5%
Food Products	4.9%
Gas Utilities	1.2%
HealthCare Equipment & Supplies	1.6%
Hotels Restaurant & Leisure	0.5%
Household Durables	1.3%
Industrial Conglamerates	1.0%
Insurance	5.2%
Internet & Catalogue Retail	1.4%
Machinery	0.5%
Media	2.4%
Metals & Mining	0.9%
Office Electronics	3.8%
Oil & Gas	5.2%
Pharmaceuticals	8.9%
Real Estate	2.4%
Semiconductor & Semiconductor Equipment	2.4%
Specialty Retail	1.6%
Tobacco	3.0%
Trading Company & Distribution	1.2%
Wireless Telecommunication Services	3.1%

TOTAL COMMON STOCK	98.4%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

20

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 96.4%
Alabama – 2.5%
Birmingham AL GO Bonds (Refunding Warrants Series B) (FSA) (AAA/Aaa)
$ 930,000	5.50%		07/01/2012	$ 1,058,926
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital Series B) (AMBAC) (AAA/Aaa)
1,005,000	5.00		06/01/2016	1,095,902
Morgan County AL GO Bonds (Warrants) (AMBAC) (NR/Aaa)
1,875,000	5.00		04/01/2028	1,967,625

				4,122,453

Arizona – 1.1%
Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.) (Refunding) (A-/NR)
755,000	4.00		04/01/2006	768,907
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.75		07/01/2015	593,590
Tempe AZ GO Bonds (AA+/Aa1)
500,000	6.60		07/01/2006	529,455

				1,891,952

Arkansas – 1.3%
Arkansas State Development Finance Authority Revenue Bonds (Single Family Mortgage Backed Securities Program) Series A (GNMA/FNMA) (AAA/NR)
45,000	5.65	(a)	07/01/2011	47,211
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/NR)
1,000,000	5.00		01/01/2017	1,093,920
University of Arkansas Revenue Bonds (Construction-UAMS Campus Series B) (MBIA) (NR/Aaa)
1,000,000	5.00		11/01/2028	1,049,490

				2,190,621

California – 4.2%
Oxnard CA Union High School District GO Bonds (Refunding Series A) (MBIA) (AAA/Aaa)
1,000,000	5.90		02/01/2019	1,222,020
Redding CA Joint Powers Financing Authority Water Revenue Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
1,450,000	5.00		06/01/2021	1,553,603
San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)
550,000	5.00		07/01/2017	613,888
Santa Rosa CA High School District GO Bonds Election 2002 (MBIA) (AAA/Aaa)
1,395,000	5.00		08/01/2018	1,525,098
West Contra Costa CA Unified School District GO Bonds (Refunding Series A) (MBIA) (AAA/Aaa)
1,810,000	5.70		02/01/2022	2,199,385

				7,113,994

Colorado – 3.0%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)
565,000	5.38		01/15/2012	579,294
615,000	6.00		01/15/2022	622,983

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (NR/Baa2)
$ 860,000	5.25%	06/01/2011	$ 914,266
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (BBB+/NR)
365,000	5.50	04/01/2009	388,510
390,000	5.50	04/01/2010	419,461
410,000	5.50	04/01/2011	443,267
Weld & Adams Counties Colorado School District No RE 003 J (FSA) (NR/Aaa)
1,505,000	5.00	12/15/2020	1,638,162

			5,005,943

District Of Columbia – 0.4%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.75	07/01/2011	628,576

Florida – 3.1%
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AA+/Aa1)
895,000	5.50	06/01/2009	995,124
Florida State Board of Education GO Bonds (Public Education Series J) (AA+/Aa1)
2,525,000	5.00	06/01/2032	2,647,614
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.50	03/01/2014	1,512,130

			5,154,868

Georgia – 2.6%
Fulton County GA Water & Sewage Revenue Bonds (FGIC) (AAA/Aaa)
1,000,000	5.00	01/01/2030	1,052,080
George L Smith II GA World Congress Control Revenue Bonds (Refunding Domed Stadium Project) (AMT) (MBIA) (AAA/Aaa)
2,000,000	6.00	07/01/2011	2,242,120
Georgia State GO Bonds Series D (AAA/Aaa)
1,000,000	5.50	08/01/2005	1,017,130

			4,311,330

Hawaii – 1.4%
Honolulu City & County GO Bonds (Unrefunded Balance Series A) (AA-/Aa2)
2,000,000	5.75	04/01/2012	2,299,140

Illinois – 5.0%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.25	01/01/2010	574,660
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)
765,000	5.75	01/01/2008	834,141
1,000,000	6.13	01/01/2017	1,161,320
1,000,000	6.00	01/01/2018	1,153,500
1,000,000	6.00	01/01/2019	1,152,960
Elgin IL GO Bonds (Refunding Series B) (NR/Aa2)
25,000	4.80	01/01/2010	26,230

21

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Baa2)
$ 670,000	5.50%	05/01/2012	$ 707,587
Illinois Finance Authority Revenue Bonds (University of Chicago) Series A (AA/Aa1)
1,000,000	5.00	07/01/2034	1,037,200
Kane County IL School District No. 101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)
1,075,000	7.88	12/30/2007	1,235,422
Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Prerefunded Series A) (NR/Aaa)
415,000	7.25	06/15/2005	423,010
Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Unrefunded Balance A 2002) (AAA/Aaa)
20,000	7.25	06/15/2005	20,368

			8,326,398

Indiana – 3.8%
Anderson IN School Building Corp. GO Bonds (First Mortgage) (FSA) (AAA/Aaa)
420,000	5.00	07/15/2016	461,794
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.75	08/15/2011	406,634
Indiana Health Facility Financing Authority Hospital Revenue Bonds (Methodist Hospital, Inc.) (Refunding) (A+/A1)
515,000	5.25	09/15/2007	548,753
Indiana University Revenue Bonds (Student Residence Systems Series B) (AMBAC) (AAA/Aaa)
500,000	5.25	11/01/2018	560,285
Kokomo Center IN School Building Corp. Revenue Bonds (First Mortgage) (AMBAC) (AAA/Aaa)
560,000	6.75	07/15/2005	571,771
Merrillville IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)
2,500,000	6.65	07/01/2006	2,647,550
Plymouth IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)
1,200,000	5.75	07/01/2006	1,228,992

			6,425,779

Iowa – 2.6%
Des Moines Iowa Sewer Revenue Bonds (Refunding Series H) (FSA) (AAA/Aaa)
1,220,000	5.00	06/01/2020	1,321,053
Iowa Finance Authority Hospital Facilities Revenue Bonds (Mercy Medical Center Project) (FSA) (AAA/Aaa)
760,000	5.25	08/15/2007	808,678
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.70	06/01/2009	2,161,820

			4,291,551

Kansas – 2.2%
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)
560,000	6.25	10/01/2010	600,813

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Refunding Athletic Facilities University of Kansas) Series K (A/A1)
$1,065,000	5.00%	06/01/2018	$1,141,179
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)
1,015,000	5.25	07/01/2011	1,081,949
750,000	5.25	07/01/2012	809,093

			3,633,034

Kentucky – 0.9%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding Series B) (NR/Aa3)
560,000	3.25	08/01/2013	549,382
Jefferson County KY GO Bonds (Refunding Series C) (AMT) (AA/Aa2)
465,000	5.38	05/15/2007	491,817
460,000	5.45	05/15/2008	496,165

			1,537,364

Louisiana – 5.3%
Caddo Parish LA Parishwide School District GO Bonds (MBIA) (AAA/Aaa)
100,000	6.25	03/01/2005	100,334
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
2,655,000	5.25	12/01/2018	2,995,663
Tangipahoa Parish LA Hospital Service District No. 1 Hospital Revenue Bonds (Refunding North Oaks Medical Center Project-A) (A/NR)
2,035,000	5.00	02/01/2011	2,160,336
2,275,000	5.38	02/01/2015	2,485,847
1,100,000	5.38	02/01/2018	1,194,105

			8,936,285

Maryland – 1.7%
Maryland State Health & Higher Education Facilities Authority Revenue Bonds (Board of Child Care) (A/NR)
450,000	4.00	07/01/2006	460,809
1,000,000	4.50	07/01/2006	1,030,920
1,250,000	5.50	07/01/2013	1,392,925

			2,884,654

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.25	06/01/2013	10,761

Michigan – 10.5%
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.00	05/01/2014	567,798
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF) (FGIC) (AAA/Aaa)
2,000,000	6.00	05/01/2007	2,304,780
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.40	12/01/2011	539,815
1,125,000	5.55	12/01/2013	1,212,356
2,000,000	5.65	12/01/2014	2,160,200

22

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
$2,500,000	5.50%	11/15/2010	$ 2,763,950
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)
1,650,000	6.13	11/15/2026	1,901,163
Michigan State Housing Development Authority Revenue Bonds Series B (AMT) (AMBAC) (AAA/NR)
1,500,000	4.80	12/01/2010	1,552,065
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA+/Aa2)
750,000	5.00	05/01/2011	816,937
250,000	5.13	05/01/2012	271,542
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA+/Aa2)
475,000	5.30	05/01/2013	531,297
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA+/Aa2)
875,000	5.50	05/01/2014	974,094
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA+/Aa2)
665,000	5.10	05/01/2012	721,512
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA) (Q-SBLF) (AAA/Aaa)
1,130,000	5.00	05/01/2021	1,221,327

			17,538,836

Minnesota – 1.0%
Chaska MN Electric Revenue Bonds Series A (NR/A3)
1,000,000	6.00	10/01/2020	1,117,530
Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)
240,000	4.40	09/01/2008	252,898
320,000	4.50	09/01/2009	340,240

			1,710,668

Mississippi – 0.7%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (AAA/Aaa)
1,000,000	5.65	12/01/2009	1,119,190

Missouri – 11.5%
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)
870,000	5.25	11/01/2018	964,404
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)
745,000	5.25	06/01/2012	806,552
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program) Series A (AA+/Aa1)
835,000	5.00	03/01/2020	907,286
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
600,000	5.30	03/01/2008	634,110
600,000	5.65	03/01/2013	642,930
Independence MO School District GO Bonds (Refunding Direct Deposit Program) (FSA) (AAA/Aaa)
1,000,000	4.50	03/01/2018	1,054,860
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.00	12/01/2013	964,155
855,000	5.00	12/01/2014	949,580

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson City MO School District GO Bonds Series A (NR/Aa2)
$ 300,000	6.70%	03/01/2011	$ 342,429
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
290,000	4.00	02/15/2008	296,316
555,000	5.50	02/15/2014	609,201
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Branson) Series A (BBB+/Baa1)
1,000,000	5.00	12/01/2005	1,015,940
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.00	04/01/2019	1,149,094
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)
825,000	5.60	03/01/2016	861,572
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
400,000	5.00	06/01/2012	429,292
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/Aaa)
500,000	6.75	05/15/2012	614,840
Missouri State Health & Educational Facility Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
500,000	4.75	02/15/2005	500,375
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,330,000	4.75	12/01/2010	1,396,141
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)
195,000	4.85	12/01/2006	203,486
225,000	5.50	12/01/2014	253,580
290,000	5.60	12/01/2015	328,370
St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apartments) (A-/NR)(b)
1,400,000	5.00	02/01/2009	1,417,444
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.50	05/01/2018	1,091,920
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
775,000	5.88	02/01/2020	807,651
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
650,000	7.20	01/01/2008	730,756
290,000	7.20	01/01/2009	336,832

			19,309,116

Nevada – 0.3%
Nevada State Natural Resources GO Bonds Series C (AA/Aa2)
460,000	5.00	04/01/2016	499,555

New Jersey – 1.7%
New Jersey State Transit Corporation Certificates of Participation (Federal Transit Administration Grants Series A) (AMBAC) (AAA/Aaa)
2,515,000	5.50	09/15/2015	2,887,924

23

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Mexico – 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
$ 15,000	6.15%	09/01/2017	$ 15,945

New York – 6.3%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding Series A) (AA-/A2)
2,000,000	5.10	01/01/2021	2,131,900
New York GO Bonds Series J (A/A2)
3,230,000	5.25	08/01/2011	3,477,289
New York NY City Municipal Water Finance Authority Water & Sewer System Revenue Bonds Series A (AA+/Aa2)
700,000	4.00	06/15/2011	732,823
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax Series B) (AA+/Aa2)
375,000	6.00	11/15/2013	436,774
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax Series B) (AA+/Aa2)
125,000	6.00	11/15/2013	144,191
New York NY GO Bonds Series G (A/A2)
1,000,000	5.63	08/01/2013	1,131,280
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A3)
240,000	7.38	05/15/2010	272,669
New York State Dormitory Authority Revenue Bonds Series B (AA-/A2)
540,000	5.00	05/15/2008	578,577
New York State Urban Development Corp. Revenue Bonds (AA-/A2)
1,000,000	6.25	01/01/2007	1,068,560
North Hempstead NY (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	6.30	04/01/2008	554,970

			10,529,033

North Carolina – 0.2%
North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
195,000	5.00	03/01/2007	198,962
210,000	5.00	09/01/2007	215,660

			414,622

North Dakota – 0.3%
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)
400,000	6.00	10/01/2020	463,388

Ohio – 2.2%
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
500,000	5.50	08/01/2008	545,070
Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)
1,695,000	5.00	12/01/2022	1,824,413
Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.55	12/01/2020	184,251
Kettering OH City School District GO Bonds (School Improvement) (FSA) (NR/Aaa)
1,065,000	5.00	12/01/2020	1,156,686

			3,710,420

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Oklahoma – 1.7%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)
$2,530,000	6.20%		11/01/2014	$ 2,902,593

Oregon – 0.0%
Oregon State Housing & Community Services Department Revenue Bonds Series D (AMT) (NR/Aa2)
75,000	5.55		07/01/2006	76,257

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.70		12/01/2012	197,520
190,000	5.75		12/01/2013	207,018
205,000	5.80		12/01/2014	221,896
125,000	5.90		12/01/2015	135,540

				761,974

South Carolina – 0.9%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
445,000	5.00		09/01/2014	496,175
Easley SC Utility Revenue Bonds (Combined) (FSA) (AAA/Aaa)
1,000,000	5.00		12/01/2021	1,072,840

				1,569,015

South Dakota – 2.7%
Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)
120,000	4.75		07/01/2009	128,602
South Dakota Housing Development Authority Revenue Bonds (AAA/Aa1)
300,000	4.65	(a)	05/01/2006	303,345
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
660,000	4.60		05/01/2005	662,363
780,000	4.70		05/01/2006	786,895
250,000	5.15		05/01/2011	260,580
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series D (AMT) (AAA/Aa1)
815,000	4.70		05/01/2006	824,479
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.00		09/01/2008	858,096
660,000	5.00		09/01/2010	723,056

				4,547,416

Tennessee – 1.1%
Memphis TN Water Refunding Revenue Bonds (AAA/Aaa)
1,000,000	6.00		01/01/2006	1,034,070
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project Series A) (AMBAC) (AAA/Aaa)
700,000	5.50		11/01/2011	796,481

				1,830,551

Texas – 3.9%
Channelview TX Independent School District GO Bonds (Building Series B) (PSF-GTD) (AAA/Aaa)
250,000	5.00		08/15/2020	271,095
625,000	5.00		08/15/2021	675,669

24

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
$ 375,000	5.00%	07/15/2012	$ 413,670
Frenship TX Independent School District GO Bonds (Capital Appreciation Refunding School Building) (PSF-GTD) (NR/Aaa)(c)
845,000	0.00	02/15/2014	586,168
Midland TX Independent School District GO Bonds (Refunding) (PSF-GTD) (AAA/Aaa)
1,045,000	5.00	02/15/2028	1,089,904
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.75	02/15/2018	471,496
North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)
1,690,000	5.00	09/01/2020	1,810,446
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)
10,000	6.00	02/01/2020	11,337
Texas State GO Bonds Series A (AA/Aa1)
200,000	5.65	10/01/2008	201,184
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)
990,000	5.25	02/01/2013	1,081,080

			6,612,049

Utah – 1.2%
Utah State Board of Regents Revenue Bonds (Utah State University) (MBIA) (AAA/NR)
1,850,000	5.00	04/01/2029	1,932,843

Virginia – 1.0%
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding Series B) (AMT) (MBIA) (AAA/Aaa)
500,000	5.25	10/01/2009	539,035
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
1,000,000	5.25	07/15/2017	1,152,420

			1,691,455

Washington – 2.2%
Port Seattle WA GO Bonds Series B (AMT) (AA+/Aa1)
1,890,000	6.00	12/01/2015	2,134,906
Washington Higher Educational Facility University of Puget Sound Revenue Bonds (A+/A1)
500,000	5.00	10/01/2006	520,030
Washington State Higher Education Facilities Authority Revenue Bonds (Refunding University of Puget Sound Project) (A+/A1)
1,000,000	4.75	10/01/2008	1,057,010

			3,711,946

Wisconsin – 2.0%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)
615,000	5.75	04/01/2015	708,345
Oshkosh WI Area School District GO Bonds (Refunding Series B) (NR/A1)
1,200,000	4.80	03/01/2005	1,202,556

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Certificates of Participation (Master Lease) Series D (MBIA) (AAA/Aaa)
$1,465,000	4.00%	03/01/2007	$ 1,510,400

			3,421,301

Wyoming – 0.8%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.80	06/01/2009	814,744
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.15	12/01/2010	32,066
460,000	5.20	12/01/2011	491,620

			1,338,430

Puerto Rico – 2.6%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (A-/Baa1)
1,000,000	5.25	07/01/2014	1,114,950
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa1)
1,150,000	5.00	07/01/2006	1,187,490
2,000,000	5.00	07/01/2007	2,110,480

			4,412,920

TOTAL MUNICIPAL BOND OBLIGATIONS			$161,772,150

Short-Term Obligation(a) – 0.7%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Washington University) Series C (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
$1,200,000	1.90%	02/01/2005	$ 1,200,000

Repurchase Agreement – 1.8%
State Street Bank & Trust Co. (d)
$2,898,000	2.25%	02/01/2005	$ 2,898,000
Maturity Value: $2,898,181

TOTAL INVESTMENTS – 98.9%			$165,870,150
Other assets in excess of liabilities – 1.1%			1,920,088

Net Assets – 100.0%			$167,790,238

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.
(b)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on January 31, 2005. This agreement was fully collateralized by $1,965,000 U.S. Treasury Bond, 8.75% due 8/15/2020 with a market value of $2,960,141.
(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Investment Abbreviations:
AMBAC—Insured by American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
FGIC—Insured by Financial Guaranty Insurance Co.
FHA—Insured by Federal Housing Administration
FHLMC—Insured by Federal Home Loan Mortgage Corp.
FNMA—Insured by Federal National Mortgage Association
FSA—Insured by Financial Security Assurance Co.
GNMA—Insured by Government National Mortgage Association
GO—General Obligation
MBIA—Insured by Municipal Bond Investors Assurance
MBIA-IBC—Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR—Not Rated
PSF-GTD—Guaranteed by Permanent School Fund
Q-SBLF—Qualified School Bond Loan Fund
SPA—Stand-by Purchase Agreement

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

26

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce National Tax-Free Intermediate Bond Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$157,461,148

Gross unrealized gain	8,448,491
Gross unrealized loss	(39,489)

Net unrealized security gain	$8,409,002

27

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.3%
Michigan – 0.6%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
$ 500,000	5.50%	11/15/2010	$552,790
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)
500,000	6.13	11/15/2026	576,110

			1,128,900

Missouri – 94.4%
Belton MO Capital Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)
200,000	5.00	03/01/2006	205,928
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)
535,000	4.65	03/01/2011	560,113
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)
250,000	5.25	11/01/2015	282,757
830,000	5.25	11/01/2017	927,201
755,000	5.25	11/01/2019	841,463
Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)
300,000	5.50	03/01/2014	347,826
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)
870,000	5.25	06/01/2010	925,532
1,030,000	5.25	06/01/2011	1,098,917
1,000,000	5.25	06/01/2013	1,082,580
Cape Girardeau MO Special Obligation Revenue Bonds (Refunding & Improvement) (NR/NR)
490,000	4.50	10/01/2005	494,630
335,000	4.50	10/01/2006	341,378
125,000	4.50	10/01/2008	128,519
Cass County MO Certificates of Participation (FGIC) (AAA/Aaa)
1,000,000	5.00	04/01/2018	1,065,320
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)
140,000	5.00	08/01/2007	148,693
145,000	5.00	08/01/2008	154,003
155,000	5.00	08/01/2009	164,624
160,000	5.00	08/01/2010	169,934
170,000	5.00	08/01/2011	180,555
180,000	5.00	08/01/2012	191,176
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/NR)
40,000	5.00	05/15/2009	42,858
Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)
875,000	5.60	03/01/2013	970,515
Clay County MO Public School District No. 53 Direct Deposit Program Series B (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,073,830
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,073,830
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.00	03/01/2013	804,498
850,000	5.00	03/01/2014	920,201
900,000	5.00	03/01/2015	970,245
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
500,000	5.00	12/01/2012	521,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Columbia MO Certificates of Participation (Stephens Lake Property) (AA-/NR)
$1,000,000	5.98%	01/01/2007	$ 1,030,720
Columbia MO Water & Electricity Revenue Bonds (Refunding and Improvement Series A) (AA-/A1)
550,000	4.70	10/01/2010	580,800
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
330,000	5.00	08/01/2011	365,399
560,000	5.00	08/01/2012	620,010
485,000	5.00	08/01/2015	531,254
500,000	5.00	08/01/2016	544,595
450,000	5.00	08/01/2017	486,760
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.00	03/01/2017	772,233
935,000	5.00	03/01/2018	1,026,546
945,000	5.00	03/01/2019	1,032,564
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.00	12/01/2015	434,109
Fulton MO 54 Transportation Corp. Highway Revenue Bonds (AMBAC) (AAA/NR)
1,580,000	5.00	09/01/2006	1,645,444
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.25	03/01/2016	579,010
1,050,000	5.25	03/01/2019	1,158,748
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.00	03/01/2019	2,488,692
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
635,000	5.25	03/01/2007	660,171
850,000	5.85	03/01/2019	907,885
Independence MO School District GO Bonds (AA+/Aa1)
1,230,000	5.25	03/01/2013	1,328,092
Independence MO School District Refunding Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
600,000	5.00	03/01/2013	669,990
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.00	03/01/2018	1,357,301
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)
325,000	5.25	11/01/2014	353,850
340,000	5.35	11/01/2015	370,746
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,070,000	5.25	03/01/2015	1,194,280
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
200,000	5.00	10/01/2006	206,066
325,000	5.00	10/01/2007	338,783
300,000	5.00	10/01/2008	312,723
Jackson County MO School District No. 58 GO Bonds (FSA) (NR/Aaa)
1,185,000	4.75	03/01/2022	1,246,525
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
400,000	4.50	12/01/2007	419,908
2,000,000	5.50	12/01/2012	2,301,260

28

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson County MO Consolidated Public Water Supply District No. C-1 (AMBAC) (NR/Aaa)
$1,000,000	5.25%	12/01/2015	$ 1,126,890
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program (MBIA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,073,830
2,000,000	5.00	03/01/2019	2,146,380
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
530,000	5.00	03/01/2011	574,631
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)
330,000	5.35	06/01/2009	359,004
425,000	5.70	06/01/2013	467,245
380,000	5.75	06/01/2014	423,160
400,000	5.80	06/01/2015	445,164
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.50	02/15/2012	655,848
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A1)
300,000	6.20	10/01/2007	327,825
Kansas City MO Water Revenue Bonds Series A (AA/Aa3)
1,640,000	5.75	12/01/2017	1,862,515
1,735,000	5.80	12/01/2018	1,974,985
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.00	12/01/2016	922,496
1,035,000	5.00	12/01/2019	1,108,381
Lake of the Ozarks Community Board Corp. MO Bridge System Revenue Bonds (NR/Aaa)
215,000	6.25	12/01/2016	234,232
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.45	03/01/2014	295,080
Lee’s Summit MO Certificates of Participation (Park Project) (NR/Aa3)
500,000	4.00	07/01/2006	511,725
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,335,000	5.25	07/01/2011	1,505,653
500,000	5.25	07/01/2012	558,970
1,135,000	5.25	07/01/2015	1,255,696
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.00	07/01/2020	516,562
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,000,000	5.25	09/01/2012	1,129,060
Missouri 210 Highway Transportation Development District Revenue Bonds Series A (U.S. Bank NA LOC) (AA-/A1)
2,125,000	4.80	07/15/2006	2,197,229
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,410,000	5.25	12/01/2015	1,568,597
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.50	02/15/2010	519,610
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.85	07/15/2010	1,641,555

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)
$ 400,000	5.05%	06/01/2016	$ 429,168
500,000	5.13	06/01/2017	536,915
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre PJ-A) (A+/NR)
700,000	5.75	04/01/2012	763,007
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre PJ-A) (AMBAC) (NR/Aaa)
1,430,000	5.55	04/01/2012	1,563,962
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Branson) Series A (BBB+/Baa1)
700,000	5.00	12/01/2005	711,158
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.00	04/01/2013	331,473
1,240,000	5.00	04/01/2021	1,323,650
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)
630,000	5.20	03/01/2011	657,058
1,035,000	5.30	03/01/2012	1,076,462
680,000	5.60	03/01/2016	710,144
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Electric Coop Thomas Hill) (AA/A1)
1,500,000	5.50	12/01/2006	1,583,445
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Refunding Associated Electric Coop) (AMBAC – TCRS) (AAA/Aaa)
300,000	5.50	12/01/2005	307,515
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.60	04/01/2011	491,574
1,500,000	6.00	04/01/2022	1,666,665
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.50	04/01/2009	463,127
500,000	5.55	04/01/2010	542,570
280,000	5.75	04/01/2019	307,026
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
170,000	5.13	01/01/2010	181,614
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.13	07/01/2011	231,029
535,000	5.20	07/01/2012	586,093
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (State Revolving Funds Program) (NR/Aaa)
420,000	5.13	07/01/2011	465,591
1,165,000	5.20	07/01/2012	1,295,795
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,790,000	5.25	01/01/2011	1,967,407
2,130,000	5.13	01/01/2018	2,341,062
725,000	5.00	01/01/2022	777,287

29

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (State Revolving Funds Program) (NR/Aaa)
$ 170,000	5.13%	01/01/2010	$ 182,014
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)
735,000	5.75	01/01/2009	816,218
Missouri State GO Bonds (Fourth State Building) Series A (AAA/Aaa)
1,000,000	6.00	08/01/2005	1,019,580
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.00	05/15/2011	171,524
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.15	05/15/2010	1,909,697
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/Aaa)
2,000,000	6.75	05/15/2012	2,459,360
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)
1,000,000	5.85	01/01/2022	1,112,790
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
280,000	5.00	05/15/2012	295,047
750,000	5.25	05/15/2018	776,205
Missouri State Health & Educational Facility Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
500,000	4.75	02/15/2005	500,375
Missouri State Health & Educational Facility Revenue Bonds (Jefferson Memorial Hospital) (NR/Baa2)
925,000	5.00	08/15/2008	964,784
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
490,000	5.00	02/15/2009	516,097
510,000	5.00	02/15/2014	539,616
Missouri State Health & Educational Facility Revenue Bonds (SSM Health Care) Series A (AA-/NR)
300,000	5.00	06/01/2005	302,943
Missouri State Health & Educational Facility Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
1,000,000	5.50	06/01/2006	1,040,510
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)
500,000	6.25	12/01/2008	549,205
1,000,000	6.25	12/01/2011	1,118,830
700,000	6.25	12/01/2012	784,336
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,200,000	5.25	10/01/2010	1,296,372
1,000,000	5.50	10/01/2012	1,139,820
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AMBAC) (AAA/Aaa)
1,000,000	5.00	10/01/2010	1,058,910
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
1,650,000	4.75	12/01/2010	1,785,828
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.00	11/15/2010	273,300
2,000,000	5.00	11/15/2014	2,220,360

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
$ 500,000	5.00%	11/01/2017	$ 538,765
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AA/Aa2)
500,000	5.00	02/01/2008	535,550
875,000	5.50	02/01/2009	967,181
450,000	5.00	02/01/2015	487,989
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
725,000	4.50	12/01/2008	752,050
910,000	4.65	12/01/2009	947,447
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
120,000	5.80	09/01/2011	123,929
115,000	5.90	09/01/2012	118,950
125,000	6.00	09/01/2013	129,330
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)
55,000	5.40	03/01/2006	55,680
45,000	5.50	03/01/2007	46,250
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
85,000	4.75	03/01/2007	86,647
85,000	5.20	03/01/2008	87,812
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
65,000	4.90	09/01/2007	66,819
65,000	5.00	03/01/2008	67,129
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
115,000	5.00	03/01/2012	119,520
110,000	5.00	09/01/2012	114,323
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeownership-B) (AMT) (GNMA/FNMA) (AAA/NR)
15,000	5.50	03/01/2006	15,200
Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (AMT) (GNMA/FNMA) (AAA/NR)
40,000	4.90	03/01/2007	40,530
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.25	08/01/2016	337,926
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.00	06/01/2010	569,435
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.45	03/01/2014	1,110,180
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
515,000	5.00	12/01/2010	556,416
1,180,000	5.13	12/01/2012	1,267,332
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.00	11/15/2018	1,081,090
1,000,000	5.00	11/15/2019	1,080,310
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.00	06/01/2020	3,106,380

30

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
$1,000,000	5.00%	02/01/2022	$ 1,066,140
Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)
220,000	4.75	12/01/2011	236,040
250,000	5.30	12/01/2012	279,108
575,000	4.95	12/01/2013	621,075
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
600,000	4.80	03/01/2015	640,998
740,000	4.90	03/01/2016	790,823
Pike County MO Certificates of Participation (NR/NR)
720,000	5.63	12/01/2019	771,919
Richmond Heights MO Certificates of Partnership Capital Improvement Projects Series A Certificates of Participation (MBIA) (AAA/Aaa)
540,000	4.60	08/15/2005	547,409
575,000	4.70	02/15/2006	589,663
430,000	4.70	08/15/2006	445,459
Ritenour MO Consolidated School District (Refunding Series A) (FGIC) (AAA/Aaa)
950,000	9.50	02/01/2008	1,129,189
Riverview Gardens MO School District GO Bonds (Capital Appreciation Refunding Direct Deposit Program) (FSA) (AAA/Aaa)(a)
800,000	0.00	04/01/2008	724,480
Rolling Hills MO Consolidated Library District Certificates of Participation (XLCA) (AAA/NR)
355,000	5.00	03/01/2019	376,730
745,000	5.00	03/01/2020	790,601
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.85	12/01/2008	527,940
Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)
400,000	5.35	06/01/2008	432,576
Springfield MO School District No. 12 Revenue Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
620,000	9.50	03/01/2007	708,951
St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)
890,000	5.00	02/15/2016	938,469
St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apartments) (A-/NR)(b)
1,050,000	5.00	02/01/2009	1,063,083
St. Charles MO Certificates of Participation Series B (NR/A2)
450,000	5.00	05/01/2009	475,475
875,000	5.00	05/01/2010	930,011
500,000	5.00	05/01/2011	533,045
500,000	5.50	05/01/2018	545,960
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.25	06/01/2019	381,770
735,000	5.20	06/01/2024	781,276
St. Louis County MO Certificates of Partnership (AA+/Aa2)
300,000	4.40	05/15/2011	313,680
St. Louis County MO GO Bonds (Unrefunded Series A) (AAA/Aaa)
105,000	5.10	02/01/2006	105,221
St. Louis County MO Industrial Development Authority Revenue Bonds (Eden Theological Seminary Project) (NR/NR)
355,000	5.45	10/15/2014	367,145
500,000	5.50	10/15/2018	516,230

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AMT) (AAA/NR)
$ 500,000	5.20%	07/01/2007	$ 530,540
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sport Facilities Project B-1) (AA+/Aa2)
2,000,000	5.00	08/15/2006	2,080,880
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,865,000	5.00	02/01/2014	2,058,606
St. Louis County MO School District GO Bonds Lindbergh (NR/Aa2)
595,000	5.30	02/15/2009	595,666
200,000	5.40	02/15/2010	200,228
St. Louis County MO School District No. 2 Direct Deposit Program GO Bonds Parkway (AA+/NR)
440,000	6.50	03/01/2008	490,292
St. Louis MO Airport Revenue Bonds (Lambert St. Louis International) Series B (AMT) (FGIC) (AAA/Aaa)
1,395,000	6.00	07/01/2009	1,548,394
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)
1,500,000	5.50	04/01/2010	1,635,420
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)
3,000,000	5.13	02/15/2012	3,249,780
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Improvement City Justice Center Series A) (AMBAC) (AAA/Aaa)
600,000	5.75	02/15/2011	633,372
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.25	02/15/2015	780,857
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)
400,000	5.00	08/01/2012	444,544
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
1,200,000	5.50	02/01/2015	1,256,664
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
995,000	7.20	01/01/2008	1,118,619
1,330,000	7.20	01/01/2009	1,544,782
Sullivan MO Consolidated School District No. 2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)
800,000	6.05	03/01/2020	920,208
Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)
275,000	5.25	03/01/2014	310,632
300,000	5.25	03/01/2015	338,871
Taney County MO Reorganized School District No R-V GO Bonds (Hollister SD-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
1,100,000	5.00	03/01/2018	1,187,076
1,050,000	5.00	03/01/2021	1,128,593
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.00	03/01/2017	1,076,400
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.38	11/01/2014	420,964

31

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
University of Missouri Revenue Bonds (System Facilities Series A) (AA/Aa2)
$ 250,000	4.25%	11/01/2005	$ 253,963
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.25	03/01/2013	1,134,980

			167,180,398

Puerto Rico – 3.3%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (A-/Baa1)
1,000,000	5.25	07/01/2014	1,114,950
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa1)
1,895,000	5.00	07/01/2007	1,999,680
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)
2,455,000	5.50	08/01/2018	2,727,259

			5,841,889

TOTAL MUNICIPAL BOND OBLIGATIONS			$174,151,187

Repurchase Agreement – 0.6%
State Street Bank & Trust Co. (c)
$1,129,000	2.25%	02/01/2005	$ 1,129,000
Maturity Value: $1,129,071

TOTAL INVESTMENTS – 98.9%			$175,280,187
Other assets in excess of liabilities – 1.1%			1,888,270

Net Assets – 100.0%			$177,168,457

(a)	Security issued with a zero coupon. The effective yield of this security is different than the stated coupon due to the accretion of discount.
(b)	Security with “Put” features with resetting interest rates. Maturity date disclosed is the next interest reset date.
(c)	Repurchase agreement was entered into on January 31, 2005. This agreement was fully collateralized by $1,060,000 U.S. Treasury Bond, 5.25% due 11/15/2028 with a market value of $1,155,975.

Investment Abbreviations:
AMBAC—Insured by American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
FGIC—Insured by Financial Guaranty Insurance Co.
FHA—Insured by Federal Housing Administration
FNMA—Insured by Federal National Mortgage Association

FSA—Insured by Financial Security Assurance Co.
GNMA—Insured by Government National Mortgage Association
GO—General Obligation
LOC—Letter of Credit
MBIA—Insured by Municipal Bond Investors Assurance
NR—Not Rated
Radian—Insured by Radian Asset Assurance
TCRS—Transferable Custodial Receipts
XLCA—Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

32

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce Missouri Tax-Free Intermediate Bond Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$166,069,376

Gross unrealized gain	9,310,767
Gross unrealized loss	(99,956)

Net unrealized security gain	$9,210,811

33

COMMERCE VALUE FUND

Statement of Investments

January 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Communications – 5.9%
44,150	AT&T Corp.	$847,238
43,200	BellSouth Corp.	1,133,568
14,400	CenturyTel, Inc.	469,440
34,000	SBC Communications, Inc.	807,840
55,000	Sprint Corp.	1,310,650
63,100	Verizon Communications, Inc.	2,245,729

		6,814,465

Consumer Durables – 4.2%
5,900	Centex Corp.	361,729
9,600	D.R. Horton, Inc.	381,888
53,000	Ford Motor Co.	698,010
9,600	Fortune Brands, Inc.	806,208
23,200	General Motors Corp.	853,992
7,600	Hovnanian Enterprises, Inc.*	397,024
2,300	KB HOME	249,895
5,900	Lennar Corp.	333,173
4,200	The Black & Decker Corp.	346,080
6,400	The Ryland Group, Inc.	415,168

		4,843,167

Consumer Non-Durables – 2.7%
8,400	Hormel Foods Corp.	264,600
11,100	Kellogg Co.	495,504
12,200	Smithfield Foods, Inc.*	369,294
8,600	The Gillette Co.	436,192
22,800	The Procter & Gamble Co.	1,213,644
7,300	V. F. Corp.	387,995

		3,167,229

Consumer Services – 6.0%
20,900	Cendant Corp.	492,195
34,800	Hilton Hotels Corp.	774,300
25,400	Host Marriott Corp.	406,400
24,000	Marriott International, Inc.	1,516,320
15,900	McDonald’s Corp.	515,001
6,000	MGM MIRAGE*	430,860
11,300	Starwood Hotels & Resorts Worldwide, Inc.	654,157
93,400	The ServiceMaster Co.	1,203,926
23,300	Viacom, Inc., Class B	870,022

		6,863,181

Distribution Services – 1.2%
13,650	Hughes Supply, Inc.	414,687
15,000	W.W. Grainger, Inc.	918,150

		1,332,837

Electronic Technology – 5.7%
5,600	Apple Computer, Inc.*	430,640
14,000	Comverse Technology, Inc.*	312,900
7,200	General Dynamics Corp.	743,400
4,600	Harris Corp.	297,942
80,700	Hewlett-Packard Co.	1,580,913
3,300	L-3 Communications Holdings, Inc.	235,653
12,400	Lockheed Martin Corp.	716,844
16,200	Northrop Grumman Corp.	840,456
11,400	Storage Technology Corp.*	358,986
32,400	Tellabs, Inc.*	230,688
11,300	The Boeing Co.	571,780
18,600	Xerox Corp.*	295,368

		6,615,570

Energy Minerals – 9.8%
6,800	Burlington Resources, Inc.	297,228
57,400	ChevronTexaco Corp.	3,122,560
13,200	ConocoPhillips	1,224,828

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – (continued)
129,100	Exxon Mobil Corp.	$6,661,560

		11,306,176

Finance – 32.2%
18,300	American International Group, Inc.	1,213,107
56,774	Bank of America Corp.	2,632,611
21,300	CIT Group, Inc.	859,881
114,366	Citigroup, Inc.	5,609,652
12,900	First Horizon National Corp.	549,153
8,800	Franklin Resources, Inc.	597,168
4,600	Golden West Financial Corp.	297,252
62,500	J.P. Morgan Chase & Co.	2,333,125
5,700	Jefferson-Pilot Corp.	284,430
7,700	Lehman Brothers Holdings, Inc.	702,163
52,300	Lincoln National Corp.	2,413,122
11,600	Marshall & Ilsley Corp.	496,596
33,500	MBNA Corp.	890,430
46,400	Merrill Lynch & Co., Inc.	2,787,248
29,600	MetLife, Inc.	1,176,600
54,500	Morgan Stanley & Co., Inc.	3,049,820
8,600	Prudential Financial, Inc.	463,626
9,100	Ryder System, Inc.	414,505
34,400	Sovereign Bancorp, Inc.	782,256
16,800	The Allstate Corp.	847,392
12,600	The Hartford Financial Services Group, Inc.	847,854
10,000	Thornburg Mortgage, Inc.	278,500
16,500	Trustmark Corp.	456,555
63,045	U.S. Bancorp	1,894,502
49,400	Wachovia Corp.	2,709,590
40,700	Wells Fargo & Co.	2,494,910

		37,082,048

Health Services – 1.4%
4,000	Aetna, Inc.	508,200
4,000	CIGNA Corp.	321,000
6,800	WellPoint, Inc.*	826,200

		1,655,400

Health Technology – 1.0%
12,900	Bristol-Myers Squibb Co.	302,376
18,400	Merck & Co., Inc.	516,120
13,800	PerkinElmer, Inc.	317,262

		1,135,758

Industrial Services – 2.0%
37,900	Allied Waste Industries, Inc.*	314,949
8,500	Cooper Cameron Corp.*	479,485
7,400	Diamond Offshore Drilling, Inc.	323,898
4,900	Kinder Morgan, Inc.	367,696
33,900	Pride International, Inc.*	792,921

		2,278,949

Non-Energy Minerals – 0.6%
7,350	Nucor Corp.	412,776
12,600	Worthington Industries, Inc.	258,048

		670,824

Process Industries – 2.4%
4,900	Air Products & Chemicals, Inc.	288,659
7,000	Ball Corp.	299,040
13,600	E. I. du Pont de Nemours and Co.	646,816
5,300	Monsanto Co.	286,889
3,700	Praxair, Inc.	159,655

34

COMMERCE VALUE FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Process Industries – (continued)
20,800	The Dow Chemical Co.	$1,033,760

		2,714,819

Producer Manufacturing – 11.4%
6,100	AMETEK, Inc.	233,020
1,800	Caterpillar, Inc.	160,380
7,400	Deere & Co.	513,782
5,500	Dover Corp.	210,650
7,400	Eaton Corp.	503,126
157,600	General Electric Co.	5,694,088
30,900	Honeywell International, Inc.	1,111,782
9,400	Illinois Tool Works, Inc.	817,612
53,600	Masco Corp.	1,972,480
14,650	PACCAR, Inc.	1,035,169
12,500	Parker Hannifin Corp.	814,500

		13,066,589

Retail Trade – 0.8%
9,300	AnnTaylor Stores Corp.*	199,857
9,200	AutoNation, Inc.*	175,168
13,100	Claire’s Stores, Inc.	270,253
6,100	Nordstrom, Inc.	294,325

		939,603

Technology Services – 2.1%
69,300	BMC Software, Inc.*	1,166,319
12,750	Electronic Data Systems Corp.	273,105
6,600	International Business Machines Corp.	616,572
22,600	Oracle Corp.*	311,202

		2,367,198

Utilities – 7.4%
6,900	Constellation Energy Group	345,000
24,800	Dominion Resources, Inc.	1,720,624
20,000	Entergy Corp.	1,390,400
30,100	Exelon Corp.	1,331,925
21,200	FirstEnergy Corp.	842,912
9,300	PG&E Corp.*	325,500
12,600	Public Service Enterprise Group, Inc.	664,650
9,200	Sempra Energy	342,424
31,500	The Southern Co.	1,063,755
6,300	TXU Corp.	435,960

		8,463,150

TOTAL COMMON STOCKS		$111,316,963

Exchange Traded Fund – 2.5%
45,000	iShares Russell 1000 Value Index Fund	$2,934,450

TOTAL INVESTMENTS – 99.3%		$114,251,413
Other assets in excess of liabilities – 0.7%		752,116

Net Assets – 100.0%		$115,003,529

*	Non-income producing security.

35

COMMERCE VALUE FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce Value Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$98,835,406

Gross unrealized gain	17,320,941
Gross unrealized loss	(1,904,934)

Net unrealized security gain	$15,416,007

36

COMMERCE CORE EQUITY FUND

Statement of Investments

January 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Commercial Services – 1.1%
31,835	Omnicom Group, Inc.	$2,702,473

Communications – 1.5%
106,620	Verizon Communications, Inc.	3,794,606

Consumer Durables – 5.6%
65,535	Fortune Brands, Inc.	5,503,629
81,620	Harley-Davidson, Inc.	4,906,178
133,050	Leggett & Platt, Inc.	3,791,925

		14,201,732

Consumer Non-Durables – 3.2%
50,545	Avon Products, Inc.	2,134,010
112,230	The Procter & Gamble Co.	5,974,003

		8,108,013

Consumer Services – 6.6%
44,125	Carnival Corp.	2,541,600
44,635	eBay, Inc.*	3,637,752
73,905	Fox Entertainment Group, Inc.*	2,486,903
53,385	International Game Technology	1,670,951
160,390	McDonald’s Corp.	5,195,032
31,035	Viacom, Inc., Class B	1,158,847

		16,691,085

Distribution Services – 2.0%
147,020	SYSCO Corp.	5,141,289

Electronic Technology – 7.1%
235,475	Cisco Systems, Inc.*	4,247,969
120,500	Dell, Inc.*	5,032,080
96,450	EMC Corp.*	1,263,495
81,390	QUALCOMM, Inc.	3,030,964
75,275	Tektronix, Inc.	2,169,426
92,345	Texas Instruments, Inc.	2,143,327

		17,887,261

Energy Minerals – 6.8%
57,430	ConocoPhillips	5,328,930
28,260	EOG Resources, Inc.	2,098,305
186,900	Exxon Mobil Corp.	9,644,040

		17,071,275

Finance – 23.3%
61,735	AFLAC, Inc.	2,439,150
51,395	American International Group, Inc.	3,406,975
68,270	Bank of America Corp.	3,165,680
54,175	Capital One Financial Corp.	4,240,819
101,225	CIT Group, Inc.	4,086,453
137,910	Citigroup, Inc.	6,764,485
66,435	Freddie Mac	4,337,541
67,225	J.P. Morgan Chase & Co.	2,509,509
41,242	Legg Mason, Inc.	3,185,120
48,930	Lehman Brothers Holdings, Inc.	4,461,927
70,245	Lincoln National Corp.	3,241,104
65,900	Merrill Lynch & Co., Inc.	3,958,613
133,425	Principal Financial Group, Inc.	5,414,387
79,885	Wachovia Corp.	4,381,692
50,540	Wells Fargo & Co.	3,098,102

		58,691,557

Health Services – 4.0%
57,685	Aetna, Inc.	7,328,879
27,965	Quest Diagnostics, Inc.	2,665,065

		9,993,944

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 7.3%
41,955	Amgen, Inc.*	$2,611,279
19,525	Biogen Idec, Inc.*	1,268,344
31,210	Forest Laboratories, Inc.*	1,296,151
65,190	Johnson & Johnson	4,217,793
54,595	Medtronic, Inc.	2,865,692
130,405	Pfizer, Inc.	3,150,585
35,555	Stryker Corp.	1,747,173
16,210	Zimmer Holdings, Inc.*	1,278,158

		18,435,175

Producer Manufacturing – 12.0%
64,245	3M Co.	5,419,708
42,465	Caterpillar, Inc.	3,783,632
132,325	Danaher Corp.	7,261,996
262,445	General Electric Co.	9,482,138
58,040	Ingersoll-Rand Co.	4,317,015

		30,264,489

Retail Trade – 6.7%
54,360	Best Buy Co., Inc.	2,924,024
75,525	CVS Corp.	3,500,584
62,595	The Neiman Marcus Group, Inc.	4,187,606
98,395	Wal-Mart Stores, Inc.	5,155,898
34,675	Williams-Sonoma, Inc.*	1,199,755

		16,967,867

Technology Services – 6.8%
49,145	International Business Machines Corp.	4,591,126
339,460	Microsoft Corp.	8,921,009
160,030	Symantec Corp.*	3,736,700

		17,248,835

Transportation – 1.4%
38,185	FedEx Corp.	3,652,395

Utilities – 3.3%
36,635	Entergy Corp.	2,546,865
128,095	Exelon Corp.	5,668,204

		8,215,069

TOTAL COMMON STOCKS		$249,067,065

Exchange Traded Fund – 0.5%
10,500	SPDR Trust Series 1	$1,240,680

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement – 1.0%
State Street Bank & Trust Co.(a)
$2,536,000	2.25%	02/01/2005	$2,536,000
Maturity Value: $2,540,159

TOTAL INVESTMENTS – 100.2%			$252,843,745
Liabilities in excess of other assets – (0.2)%			(602,876)

Net Assets – 100.0%			$252,240,869

*	Non-income producing security.
(a)	Repurchase agreement was entered into on January 31, 2005. This agreement was fully collateralized by $1,940,000 U.S. Treasury Bond, 7.13% due 02/15/2023 with a market value of $2,558,206.

37

COMMERCE CORE EQUITY FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce CORE Equity Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$207,738,158

Gross unrealized gain	54,787,333
Gross unrealized loss	(9,681,746)

Net unrealized security gain	$45,105,587

38

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.0%
Kansas – 91.3%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
$1,000,000	4.75%	08/01/2017	$1,063,460
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.00	03/01/2012	440,008
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)
545,000	4.60	09/01/2013	571,318
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.00	12/01/2013	481,153
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)
310,000	4.90	12/01/2014	335,944
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)
500,000	5.60	10/01/2019	560,990
Dodge City KS Unified School District No. 443 GO Bonds (FSA) (AAA/Aaa)
535,000	7.00	09/01/2006	572,782
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.00	03/01/2012	1,607,325
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.00	08/01/2012	1,110,660
Douglas County KS Unified School District No. 497 GO Bonds Series A (NR/Aa3)
400,000	5.00	09/01/2006	416,316
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.00	09/01/2015	555,038
Hutchinson KS Community College & Area Vocational School Student Revenue Bonds (Refunding & Improvement) (A-/NR)
700,000	5.25	10/01/2030	730,681
450,000	5.25	10/01/2033	468,657
Johnson Connty KS Commnty College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.00	04/01/2013	792,448
Johnson County KS Community College Revenue Bonds (Student Commons & Parking) (MBIA) (AAA/Aaa)
410,000	4.35	11/15/2007	430,033
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aa1)
1,000,000	5.00	09/01/2021	1,071,540
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)
500,000	6.00	10/01/2016	610,750
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
485,000	5.00	10/01/2006	505,802
415,000	4.50	10/01/2012	440,879
1,000,000	5.13	10/01/2016	1,082,400
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.50	09/01/2017	588,740
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)
325,000	6.00	10/01/2007	353,922
400,000	4.40	10/01/2012	416,864

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
$ 735,000	5.00%	12/01/2010	$812,204
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (AAA/Aaa)
545,000	4.60	12/01/2009	583,646
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.00	12/01/2019	298,507
Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)
645,000	6.50	10/01/2015	710,648
Kansas State Department of Transportation Highway Revenue Bonds (AA+/Aa2)
800,000	5.25	09/01/2009	884,008
760,000	6.13	09/01/2009	868,194
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AA+/Aa2)
300,000	5.50	09/01/2012	345,225
Kansas State Department of Transportation Highway Revenue Bonds Series A (AA+/Aa2)
340,000	5.00	09/01/2014	375,782
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.25	05/01/2013	1,401,115
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)
500,000	5.00	10/01/2011	548,960
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A-/NR)
350,000	5.00	07/01/2014	367,997
Kansas State Development Finance Authority Revenue Bonds (Board of Regents Rehab Series G-2) (AMBAC) (AAA/Aaa)
1,000,000	5.50	10/01/2007	1,076,200
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,500,000	5.00	04/01/2024	1,611,195
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.00	08/01/2010	219,790
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
400,000	5.00	02/01/2012	431,832
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.00	05/01/2012	436,420
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)
2,050,000	5.00	08/01/2017	2,239,604
Kansas State Development Finance Authority Revenue Bonds (Limited Tax Impact Program Series V) (AA/A2)
1,065,000	5.00	06/01/2006	1,099,804
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)
575,000	5.25	04/01/2010	622,570

39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa1)
$ 990,000	5.25%	04/01/2013	$1,071,903
600,000	5.00	04/01/2016	645,108
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)
705,000	5.50	04/01/2014	806,069
Kansas State Development Finance Authority Revenue Bonds (Refunding-Athletic Facilities University of Kansas) (A/A1)
1,015,000	5.00	06/01/2017	1,093,317
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
600,000	5.00	06/01/2013	659,736
630,000	5.00	06/01/2014	690,159
300,000	5.00	06/01/2016	325,419
Kansas State Development Finance Authority Revenue Bonds (Skill Program Series K-1) (AA/A2)
500,000	4.65	12/01/2005	509,855
Kansas State Development Finance Authority Revenue Bonds (State Projects Series W) (MBIA) (AAA/Aaa)
320,000	4.00	10/01/2011	335,040
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AAA/Aaa)
955,000	5.00	11/01/2009	1,042,812
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
1,100,000	6.00	11/01/2015	1,272,887
280,000	5.50	05/01/2017	330,764
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II) (AAA/Aaa)
500,000	5.25	05/01/2007	530,375
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II) (AA+/Aaa)
500,000	5.40	05/01/2012	533,130
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Baa1)
350,000	5.75	07/01/2014	389,788
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)
550,000	5.25	07/01/2010	584,232
1,000,000	5.38	07/01/2014	1,086,930
700,000	5.38	07/01/2015	758,779
Leavenworth County KS GO Bonds Series A (AMBAC) (AAA/Aaa)
300,000	5.00	12/01/2005	304,401
Leawood KS GO Bonds Series A (NR/Aa1)
200,000	4.00	09/01/2008	209,086
McPherson County KS Unified School District No. 400 Lindsborg GO Bonds (Refunding) (FGIC) (AAA/Aaa)
775,000	5.00	09/01/2011	856,654
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.00	08/01/2008	851,020
Merriam KS GO Bonds (Refunding Internal Improvement Series C) (FGIC) (NR/Aaa)
285,000	4.10	10/01/2007	292,273
Newton KS GO Bonds (Refunding & Improvement) (MBIA) (NR/Aaa)
335,000	4.00	09/01/2009	351,566
305,000	4.20	09/01/2011	322,769

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
$ 500,000	5.40%	10/01/2013	$522,205
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.50	09/01/2010	561,020
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)
1,000,000	6.15	12/01/2020	1,143,450
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.50	09/01/2011	680,874
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)
725,000	4.85	05/01/2013	773,278
Riley County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
470,000	4.50	09/01/2009	489,251
Saline County KS Unified School District No. 305 GO Bonds (Refunding & Improvement) (FSA) (NR/Aaa)
300,000	5.50	09/01/2016	336,093
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/Aaa)
680,000	5.25	09/01/2014	760,505
670,000	5.25	09/01/2015	746,018
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)
15,000	5.00	06/01/2013	15,010
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
240,000	5.80	06/01/2017	250,690
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
455,000	4.15	08/01/2010	481,795
Sedgwick County KS Unified School District No. 261 GO Bonds (FSA) (AAA/Aaa)
490,000	6.75	11/01/2005	506,797
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.50	10/01/2009	556,505
Seward County KS Unified School District No. 480 GO Bonds (FSA) (NR/Aaa)
100,000	6.25	09/01/2005	102,410
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
490,000	5.00	09/01/2008	528,181
250,000	5.25	09/01/2009	274,897
520,000	4.90	09/01/2013	546,770
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)
1,000,000	5.00	02/01/2014	1,090,400
500,000	5.00	02/01/2018	537,500
Topeka KS GO Bonds Series A (XLCA) (AAA/Aaa)
100,000	4.00	08/15/2016	101,298
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)
565,000	5.50	08/01/2010	632,009
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (A-/NR)
200,000	5.50	09/01/2011	215,038

40

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
$1,000,000	6.00%	09/01/2014	$1,124,030
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,000,000	5.00	04/01/2014	1,074,280
Wichita KS GO Bonds Series 735 (AA/Aa2)
250,000	4.00	09/01/2009	250,485
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.30	09/01/2010	479,324
Wichita KS GO Bonds Series 774 (MBIA) (AAA/Aaa)
530,000	4.00	09/01/2006	543,541
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.75	11/15/2014	1,738,545
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.40	09/01/2011	632,340
Wyandotte County KS School District No. 204 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/Aaa)
300,000	6.38	09/01/2011	355,890
785,000	5.38	09/01/2015	866,083
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (NR/Aaa)
160,000	5.00	09/01/2012	177,874
1,000,000	5.25	09/01/2020	1,156,470

			66,246,339

Puerto Rico – 6.7%
Puerto Rico Commonwealth GO Bonds (MBIA) (AAA/Aaa)
500,000	5.38	07/01/2021	542,085
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.50	07/01/2016	561,269
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA-CR) (AAA/Aaa)
425,000	5.50	07/01/2015	500,242
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa1)
1,000,000	5.00	07/01/2007	1,055,240
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2021	1,108,840
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)
500,000	5.50	08/01/2018	555,450
Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)
500,000	5.50	08/01/2019	554,785

			4,877,911

TOTAL MUNICIPAL BOND OBLIGATIONS			$71,124,250

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Obligation(a) – 0.3%
Kansas State Department of Transportation Highway Revenue Bonds Series B-1 (A1+/VMIG1)
$ 200,000	1.82%	02/01/2005	$200,000

Repurchase Agreement – 1.6%
State Street Bank & Trust Co. (b)
$1,136,000	2.25%	02/01/2005	$1,136,000
Maturity Value: $1,136,071

TOTAL INVESTMENTS – 99.9%			$72,460,250
Other assets in excess of liabilities – 0.1%			67,473

Net Assets – 100.0%			$72,527,723

(a)	Variable rate security. Coupon rate disclosed is that which is in effect at January 31, 2005.
(b)	Repurchase agreement was entered into on January 31, 2005. This agreement was fully collateralized by $770,000 U.S. Treasury Bond, 8.75% due 08/15/2020 with a market value of $1,159,953.

Investment Abbreviations:
ADFA—Arkansas Development Finance Authority
AMBAC—Insured by American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
FGIC—Insured by Financial Guaranty Insurance Co.
FSA—Insured by Financial Security Assurance Co.
GNMA—Insured by Government National Mortgage Association
GO—General Obligation
GTD—Guaranteed
MBIA—Insured by Municipal Bond Investors Assurance
MBIA-IBC—Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR—Not Rated
Radian—Insured by Radian Asset Assurance
XLCA—Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

41

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2005, the Commerce Kansas Tax-Free Intermediate Bond Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$69,058,461

Gross unrealized gain	3,407,101
Gross unrealized loss	(5,312)

Net unrealized security gain	$3,401,789

42

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and treasurer pursuant to Rule 30a-2(a) under the Act, are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ Larry Franklin
Larry Franklin
Principal Executive Officer

Date March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Larry Franklin
Larry Franklin
Principal Executive Officer

Date March 31, 2005

By	/s/ Peter Fortner
Peter Fortner
Treasurer

Date March 31, 2005